As filed with the Securities and Exchange Commission on February 27, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22205

Genworth Variable Insurance Trust
(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600
Pleasant Hill  CA 94523-3967
(Address of principal executive offices) (Zip code)

Danell Doty
Genworth Financial Wealth Management, Inc.
2300 Contra Costa Boulevard, Suite 600
Pleasant Hill  CA 94523-3967
(Name and address of agent for service)

800-352-9910
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  December 31, 2008

Item 1. Reports to Stockholders.

Genworth Variable Insurance Trust

Genworth Calamos Growth Fund
Genworth Columbia Mid Cap Value Fund
Genworth Davis NY Venture Fund
Genworth Eaton Vance Large Cap Value Fund
Genworth Legg Mason Partners Aggressive Growth Fund
Genworth PIMCO StocksPLUS Fund
Genworth Putnam International Capital Opportunities Fund
Genworth Thornburg International Value Fund
Genworth Western Asset Management Core Plus Fixed Income Fund

ANNUAL REPORT

DECEMBER 31, 2008

GVIT-annual (2009-02)

TABLE OF CONTENTS

Letter from the President	i

Funds at a Glance	1

Expense	11

Schedules of Investments	13

Statements of Assets and Liabilities	37

Statements of Operations	39

Statements of Changes in Net Assets	41

Financial	43

Notes to Financial	45

Report of Independent Registered Public Accounting Firm	57

Additional Information	58

Dear Shareholders:

Enclosed is the Annual Report for the Genworth Variable Insurance Trust covering the period from its inception on September 4, 2008 through December 31, 2008. The purpose of this report is to help you understand the market forces, economic trends, and investment management decisions that shaped the funds’ returns during the reporting period.

The funds were launched during one of the most volatile periods in the history of the stock market. According to the National Bureau of Economic Research, the U.S. economy entered into a recession in December 20071. It is generally acknowledged that a bear market, defined as a 20% reduction in the value of the stock market, began in October 2007. The forces driving the bear market were clear: rising defaults in subprime mortgages tightened credit and slowed business and consumer lending. The subsequent decline in consumer spending further slowed the economy.

By late summer 2008, many market pundits speculated that the long market decline was a “soft landing” for the economy and looked ahead to a recovery. We know now that this was a false hope. The bankruptcy of Lehman Brothers in September 2008 sparked a chain reaction of failures, mergers and government bailouts, along with a market freefall. The S&P 500 Index (a registered trademark of the McGraw Hill Companies) is an unmanaged basket of 500 stocks that are considered to be widely held and thus believed to be a good indicator of overall market performance. This index of common stocks, which is weighted by market value, fell 52% from October 9, 2007 through November 20, 20082, one of the worst bear markets in a century. In addition to its depth, the bear market was also extraordinarily wide spread: fully 125 of the 128 sub-industries within the S&P 500 Index suffered a loss during the period3. While much of the build up to this crisis predated the launch of the funds, the most significant volatility occurred within the reporting period. During the period covered by this report, the S&P 500 Index declined 26.29%4. Returns for the individual funds are detailed in this Annual Report.

So, what next? Historically once a bear market has hit bottom, the pace of recovery has been fairly quick. A review of the eight bear markets since 1950 shows an average decline in the S&P 500 Index of –33.08%. One year later, the stock market rebounded by an average increase of 36.47%. By the two-year mark, the average advance was 53.86%5.

History is not guaranteed to repeat itself, of course, nor can we be certain that the bear market has already reached its bottom, despite the encouraging advances seen from late November through December 31, 2008. But we are confident that the extent of the economic and financial damage that fueled the turmoil is now understood and that while there will be challenges and set backs, the markets will begin the road to recovery.

We are also confident that in the months ahead, opportunities will emerge even though the markets may remain at a heightened level of volatility. We appreciate the trust you have placed in us and we will continue to work hard on your behalf to help you achieve your financial goals.

Sincerely,

Carrie E. Hansen President

1NBER, Determination of the December 2007 Peak in Economic Activity, http://www.nber.org/cycles/dec2008.html.
[2]Source: Standard & Poors Equity Research.
[3]Source: Standard & Poors Equity Research.
[4]Source: Bloomberg. Performance total return.
[5]Source: Bloomberg. All returns price only.

i

Genworth Calamos Growth Fund
Manager’s Discussion of Fund Performance (Unaudited)

Since inception through the fiscal year end of December 31, 2008, the Fund underperformed its benchmark, the Russell 3000® Growth Index.

•
Exposure to energy equipment and services within the energy sector was the largest detractor to returns due to the significant drop in oil and natural gas prices. In addition to an overweight exposure to information technology, specific stocks hurt performance as panic selling resulted in large liquid names being sold-off.

•
Within the financial sector, specific stocks within the asset management industry and diversified insurance industry added the most value. Focusing on companies that will benefit from global infrastructure, industrials was an overweight position that benefited performance.

Industry/Sectors
		% of Net
Rank	Industry	Assets
1	Information Technology	31.89
2	Industrials	19.15
3	Consumer Discretionary	15.19
4	Health Care	11.37
5	Energy	8.70
6	Financials	6.36
7	Materials	2.03
8	Consumer Staples	1.61
9	Telecommunication Services	1.60
	Cash, Equivalents & Other Assets	2.10

Top Ten Holdings
		% of Net
Rank	Security/Holding	Assets
1	Google Inc.	4.25
2	Gilead Sciences Inc.	4.00
3	Nike Inc.	3.99
4	Apple Inc.	3.90
5	Amazon.com Inc.	2.71
6	Jacobs Engineering Group Inc.	2.18
7	United Technologies Corp	2.06
8	Coach Inc.	1.96
9	T. Rowe Price Group Inc.	1.83
10	America Movil SAB de CV	1.60

Cumulative Returns through December 31, 2008

The graph above assumes an initial investment of $10,000 made on September 4, 2008, the commencement of the Fund’s operations. Returns in the graph above and the chart below include the reinvestment of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Average Annual Total Return for the period ending December 31, 2008
Fund Commencement
(09/04/08)
Genworth Calamos Growth Fund	-35.22%
Russell 3000® Growth Index	-28.65%

Genworth Columbia Mid Cap Value Fund
Manager’s Discussion of Fund Performance (Unaudited)

Since inception through the fiscal year end of December 31, 2008, the Fund marginally underperformed its benchmark, the Russell Midcap® Value Index.

•
Specific stocks within the healthcare providers and services industry within the healthcare sector detracted from performance due to negative news. Within the industrials sector, aerospace and conglomerate holdings trailed the benchmark and detracted from performance.

•
Underweight exposure to consumer discretionary and overweight exposure to consumer staples benefited relative performance. Stock selection within utilities not only benefited relative performance, but also absolute performance as two holdings provided positive returns.

Industry/Sectors
		% of Net
Rank	Industry	Assets
1	Financials	30.13
2	Utilities	13.36
3	Consumer Staples	10.92
4	Consumer Discretionary	9.31
5	Industrials	9.02
6	Materials	7.74
7	Energy	6.55
8	Information Technology	4.92
9	Health Care	4.49
	Cash, Equivalents & Other Assets	3.56

Top Ten Holdings
		% of Net
Rank	Security/Holding	Assets
1	Marsh & McLennan Companies	2.27
2	PG&E Corp	2.10
3	ACE Ltd	2.00
4	American Electric Power Company, Inc	1.84
5	Ameriprise Financial Inc	1.80
6	TCF Financial Corp	1.77
7	Cullen Frost Bankers Inc	1.72
8	Weyerhaeuser Co	1.72
9	Bank of Hawaii Corp	1.66
10	Platinum Underwriter Holdings Ltd	1.64

Cumulative Returns through December 31, 2008

The graph above assumes an initial investment of $10,000 made on September 4, 2008, the commencement of the Fund’s operations. Returns in the graph above and the chart below include the reinvestment of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Average Annual Total Return for the period ending December 31, 2008
Fund Commencement
(09/04/08)
Genworth Columbia Mid Cap Value Fund	-32.30%
Russell Midcap® Value Index	-32.20%

Genworth Davis NY Venture Fund
Manager’s Discussion of Fund Performance (Unaudited)

Since inception through the fiscal year end of December 31, 2008, the Fund underperformed its benchmark, the S&P 500® Index.

•	Emphasis on specialized exploration companies within energy were a driver of the lagging performance. Healthcare holdings also detracted from performance.

•	Diversified financial exposure and strong stock selection focused on companies with solid balance sheets benefited performance.

Industry/Sectors
		% of Net
Rank	Industry	Assets
1	Financials	26.26
2	Energy	16.00
3	Consumer Staples	14.96
4	Consumer Discretionary	10.56
5	Information Technology	9.73
6	Health Care	5.32
7	Materials	3.96
8	Industrials	2.46
9	Utilities	0.36
	Cash, Equivalents & Other Assets	10.39

Top Ten Holdings
		% of Net
Rank	Security/Holding	Assets
1	Costco Wholesale Corp	4.58
2	Wells Fargo & Co.	4.50
3	JPMorgan Chase & Co.	4.41
4	ConocoPhillips	4.21
5	Philip Morris International Inc.	3.65
6	Devon Energy Corp	3.48
7	Occidental Petroleum Corp	3.00
8	Berkshire Hathaway Inc.	2.84
9	EOG Resources Inc.	2.84
10	Bank of New York Mellon Corp	2.78

Cumulative Returns through December 31, 2008

The graph above assumes an initial investment of $10,000 made on September 4, 2008, the commencement of the Fund’s operations. Returns in the graph above and the chart below include the reinvestment of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Average Annual Total Return for the period ending December 31, 2008
		Fund Commencement
		(09/04/08)
Genworth Davis	NY Venture Fund	-28.15%
S&P 500® Index		-26.30%

Genworth Eaton Vance Large Cap Value Fund
Manager’s Discussion of Fund Performance (Unaudited)

Since inception through the fiscal year end of December 31, 2008, the Fund outperformed its benchmark, the Russell 1000® Value Index.

•
Exposure to the financial, industrial and consumer discretionary sectors contributed the most to performance. Avoidance of specific financial stocks that performed poorly was a large driver of the relative returns from the financial sector.

•	Exposure to the energy, materials and utilities sectors detracted from returns.

Industry/Sectors
		% of Net
Rank	Industry	Assets
1	Financials	22.08
2	Energy	12.86
3	Health Care	12.16
4	Consumer Staples	11.04
5	Industrials	11.01
6	Consumer Discretionary	8.37
7	Utilities	5.50
8	Telecommunication Services	5.14
9	Information Technology	4.74
	Cash, Equivalents & Other Assets	7.10

Top Ten Holdings
		% of Net
Rank	Security/Holding	Assets
1	Exxon Mobil Corp	2.67
2	Nestle S.A.	2.65
3	AT&T Inc.	2.61
4	Verizon Communications Inc.	2.53
5	Chevron Corp.	2.50
6	Travelers Companies Inc.	2.42
7	Johnson & Johnson	2.41
8	Wells Fargo & Co.	2.39
9	JPMorgan Chase & Co.	2.37
10	Pfizer Inc.	2.27

Cumulative Returns through December 31, 2008

The graph above assumes an initial investment of $10,000 made on September 4, 2008, the commencement of the Fund’s operations. Returns in the graph above and the chart below include the reinvestment of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Average Annual Total Return for the period ending December 31, 2008
Fund Commencement
(09/04/08)
Genworth Eaton Vance Large Cap Value Fund	-22.85%
Russell 1000® Value Index	-25.96%

Genworth Legg Mason Partners Aggressive Growth Fund
Manager’s Discussion of Fund Performance (Unaudited)

Since inception through the fiscal year end of December 31, 2008, the Fund outperformed its benchmark, the Russell 3000® Growth Index.

•	Emphasis of quality companies with defendable businesses and strong balance sheets benefited performance.

•	A cash position above 5% and biotechnology exposure also contributed to performance.

Industry/Sectors
		% of Net
Rank	Type	Assets
1	Health Care	41.90
2	Energy	17.25
3	Consumer Discretionary	15.09
4	Information Technology	8.56
5	Industrials	7.21
6	Financials	3.84
	Cash, Equivalents & Other Assets	6.15

Top Ten Holdings
		% of Net
Rank	Security/Holding	Assets
1	Anadarko Petroleum Corp.	9.45
2	Genzyme Corp.	7.74
3	UnitedHealth Group Inc.	7.73
4	Amgen Inc.	7.32
5	Biogen Idec Inc.	7.06
6	Comcast Corp. –Series C	4.98
7	Weatherford International Ltd	4.92
8	Forest Laboratories Inc.	4.30
9	L-3 Communications Holdings Inc.	3.93
10	Cablevision Systems Corp.	3.46

Cumulative Returns through December 31, 2008

The graph above assumes an initial investment of $10,000 made on September 4, 2008, the commencement of the Fund’s operations. Returns in the graph above and the chart below include the reinvestment of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Average Annual Total Return for the period ending December 31, 2008
Fund Commencement
(09/04/08)
Genworth Legg Mason Aggressive Growth Fund	-25.37%
Russell 3000® Growth Index	-28.65%

Genworth PIMCO StocksPLUS Fund
Manager’s Discussion of Fund Performance (Unaudited)

Since inception through the fiscal year end of December 31, 2008, the Fund outperformed its benchmark, the S&P 500® Index. The Fund seeks to exceed the total return of the S&P® 500 Index by investing substantially all of its assets in a portfolio of S&P 500® Index derivatives backed by a portfolio of fixed income securities.

•
A defensive high quality emphasis in the portfolio benefited performance. A strong come-back from financial company bonds towards the end of the year due to government capital injections and debt guarantees boosted returns.

•	Exposure to agency mortgage pass-throughs detracted from returns due to the deleveraging and illiquid markets. Non-agency mortgages and asset-backed securities also detracted from returns.

Industry/Sectors
		% of Net
Rank	Type	Assets
1	Mortgage Backed Securities	77.23
2	Corporate Bonds	8.89
3	Asset Backed Securities	5.39
4	Purchased Options	1.99
5	U. S. Treasury Obligations	1.68
6	Municipal Bonds	1.07
7	U. S. Government Agency Issues	0.11
	Cash, Equivalents & Other Assets	3.64

Top Ten Holdings
		% of Net
Rank	Security/Holding	Assets
1	FNCL Pool #TBA, 5500%, 01/01/2034	31.19
2	FNCL Pool #TBA, 5 000%, 02/15/2038	19.22
3	FNMA Pool #908537, 5500%, 01/01/2037	15.71
4	General Electric Capital Corp. , 3116%, 12/09/2011	2.99
5	Bear Stearns Adjustable Rate Mortgage Trust,
	Series 2005-10, 4750%, 10/25/2035	1.89
6	Federal Home Administration, 7.430%, 02/01/2024	1.81
7	First Horizon Alternative Securities, Series FLT,
	5.031%, 08/25/2034	1.22
8	Federal Home Administration, 7.430%, 03/01/2021	1.05
9	Ford Credit Auto Owner Trust, Series 2008-C,
	2. 095%, 01/15/2011	1.02
10	Citigroup, Inc., 6.125%, 11/21/2017	0.96

Cumulative Returns through December 31, 2008

The graph above assumes an initial investment of $10,000 made on September 4, 2008, the commencement of the Fund’s operations. Returns in the graph above and the chart below include the reinvestment of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Average Annual Total Return for the period ending December 31, 2008
Fund Commencement
(09/04/08)
Genworth PIMCO StocksPLUS Fund	-25.50%
S&P 500® Index	-26.30%

Genworth Putnam International Capital Opportunities Fund
Manager’s Discussion of Fund Performance (Unaudited)

Since inception through the fiscal year end of December 31, 2008, the Fund marginally underperformed its benchmark, the S&P® Developed ex-US Small Cap Index.

•	Stock selection within the metals industry of the materials sector was the largest detrator to performance. Specific positions within capital goods and technology also adversely affected performance.

•
Pharmaceutical holdings within healthcare provided the largest positive contribution to performance. Stock selection within consumer cyclicals and financials, specifically insurers, benefited performance.

Industry/Sectors
		% of Net
Rank	Industry	Assets
1	Industrials	22.71
2	Financials	17.20
3	Consumer Discretionary	15.09
4	Materials	10.78
5	Information Technology	8.73
6	Health Care	6.05
7	Energy	4.59
8	Consumer Staples	4.10
9	Utilities	1.76
	Cash, Equivalents & Other Assets	8.99

Top Ten Holdings
		% of Net
Rank	Security/Holding	Assets
1	Sankyo Co. Ltd	1.36
2	iShares Inc. MSCI Taiwan	1.23
3	Thales	1.22
4	SKF AB	1.00
5	Baloise-Holding	0.96
6	Banque Cantonale Vaudoise	0.94
7	Shire Plc	0.94
8	Santen Pharmaceutical Co., Ltd	0.93
9	Vallourec SA	0.91
10	Teleperformance	0.84

Cumulative Returns through December 31, 2008

The graph above assumes an initial investment of $10,000 made on September 4, 2008, the commencement of the Fund’s operations. Returns in the graph above and the chart below include the reinvestment of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Average Annual Total Return for the period ending December 31, 2008
Fund Commencement
(09/04/08)
Genworth Putnam International Capital Opportunities Fund	-32.98%
S&P® Developed ex-US Small Cap Index	-32.82%

Genworth Thornburg International Value Fund
Manager’s Discussion of Fund Performance (Unaudited)

Since inception through the fiscal year end of December 31, 2008, the Fund outperformed its benchmark, the MSCI ACWI ex-US Index.

•
Stock selection within materials was a strong driver of performance, specifically overweight positions of Givaudan and Air Liquide. Telecommunication services also showed strong performance from stock selection in addition to benefiting from being an overweight exposure.

•	Although being an underweight exposure, energy was the largest detractor to performance due to specific stocks. Industrials was another area of weakness from a stock-specific standpoint.

Industry/Sectors
		% of Net
Rank	Industry	Assets
1	Health Care	15. 07
2	Financials	14. 98
3	Telecommunication Services	14.27
4	Information Technology	10.87
5	Consumer Staples	10.69
6	Consumer Discretionary	8.98
7	Industrials	7. 22
8	Materials	3.19
9	Utilities	2.76
	Cash, Equivalents & Other Assets	11. 97

Top Ten Holdings
		% of Net
Rank	Security/Holding	Assets
1	Teva Pharmaceutical Industries Ltd	4.11
2	Novo-Nordisk	3.53
3	Roche Holdings	3.51
4	Nestle SA	3.18
5	Rogers Communications	2.82
6	Hennes & Mauritz	2.72
7	China Life Insurance	2.69
8	Nintento Co. Ltd	2.56
9	Telefonica SA	2.53
10	AXA SA	2.47

Cumulative Returns through December 31, 2008

The graph above assumes an initial investment of $10,000 made on September 4, 2008, the commencement of the Fund’s operations. Returns in the graph above and the chart below include the reinvestment of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Average Annual Total Return for the period ending December 31, 2008
Fund Commencement
(09/04/08)
Genworth Thornburg International Value Fund	-24.92%
MSCI ACWI ex-US Index	-29.95%

Genworth Western Asset Management Core Plus Fixed Income Fund
Manager’s Discussion of Fund Performance (Unaudited)

Since inception through the fiscal year end of December 31, 2008, the Fund outperformed its benchmark, the Barclays Capital U.S. Aggregate Bond Index.

•	Corporate bond exposure was the largest driver of performance over the period. An initial underweight exposure was increased during the period and benefited performance specifically in December.

•	A higher exposure to cash equivalents, especially in September, significantly benefited performance.
Overweighting short-term maturities and underweighting long-term maturities also benefited performance as spreads widened.

•
A large overweight exposure to mortgage-backed securities detracted from performance. A modest TIPS exposure had a negative impact on performance as oil prices plunged and inflation concerns switched to deflation fears.

Industry/Sectors
		% of Net
Rank	Type	Assets
1	Mortgage Backed Securities	48.98
2	Corporate Bonds	28.05
3	U.S. Treasury Obligations	7.83
4	U.S. Government Agency Issues	1.00
	Cash, Equivalents & Other Assets	14.14

Top Ten Holdings
		% of Net
Rank	Security/Holding	Assets
1	FNCL Pool #TBA, 5000%, 01/01/2034	10.88
2	FNMA Pool #928382, 5500%, 06/01/2037	8.12
3	FNMA Pool #725232, 5000%, 03/01/2034	8.08
4	FNMA Pool #950694, 6000%, 10/01/2037	6.87
5	FNCL Pool #TBA, 6500%, 01/01/2039	3.87
6	FNCL Pool #TBA, 6 000%, 01/01/2039	3.49
7	U. S. Treasury Note, 1500%, 12/31/2013	2.54
8	U. S. Treasury Note, 1375%, 07/15/2018	2.50
9	FNCL Pool #TBA, 5500%, 01/01/2039	2.20
10	FNCL Pool #TBA, 5500%, 01/01/2034	2.19

Cumulative Returns through December 31, 2008

The graph above assumes an initial investment of $10,000 made on September 4, 2008, the commencement of the Fund’s operations. Returns in the graph above and the chart below include the reinvestment of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.
Average Annual Total Return for the period ending December 31, 2008
Fund Commencement
(09/04/08)
Genworth Western Asset Management Core Plus Fixed Income Fund	7.46%
Barclays Capital U. S. Aggregate Bond Index	2. 38%

Benchmark Descriptions

Index	Description

Barclays Capital U.S.	The Barclays Capital U.S. Aggregate Bond Index
Aggregate Bond Index	(formerly, the Lehman Brothers U.S. Aggregate Bond
Index) represents securities that are SEC-registered,
taxable and dollar denominated. The index covers the
U.S. investment grade fixed rate bond market, with
index components for government and corporate
securities, mortgage pass-through securities and asset-
backed securities. These major sectors are subdivided
into more specific indices that are calculated and
reported on a regular basis.
MSCI ACWI ex-US	The MSCI ACWI (All Country World) ex-US Index is a
Index	free float-adjusted market capitalization weighted index
that is designed to measure the equity market
performance of developed and emerging markets. It
consists of 46 country indices comprising 23 developed
and 23 emerging market country indices from Australia,
Europe, Far East Asia and North and South America,
excluding the U.S.
Russell 1000® Value Index	The Russell 1000® Value Index is an unmanaged index
which measures the performance of those Russell
1000® Value companies with lower price-to-book ratios
and lower forecasted growth values.
Russell 3000® Growth Index	The Russell 3000® Growth Index is an unmanaged
index which measures the performance of the largest
3000 U.S. companies representing approximately 98%
of the investable U.S. equity market.
Russell Midcap® Value	The Russell Midcap® Value Index is an unmanaged
Index	index which measures the performance of those
Russell Midcap Index companies with lower price-to-
book ratios and lower forecasted growth values.
S&P 500® Index	The S&P 500® Index is an unmanaged market index
generally considered representative of the stock market
as a whole. The Index focuses on the large-cap
segment of the U.S. equities market.
S&P® Developed ex-US	The S&P® Developed ex-US Small Cap Index is an
Small Cap Index	unmanaged index which consists of the smaller-
capitalization stocks of the S&P® Broad Market Index
excluding the U.S. The S&P® Broad Market Index is an
unmanaged market-capitalization index which includes
approximately 11,000 companies in more than 52
countries covering both developed and emerging
markets.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly in an index.

Expense Example (unaudited)

The following disclosure provides important information regarding each Fund’s Expense Example, which appears in the table below.

Example

Each Fund serves as an investment option for certain variable annuity contracts (“variable contracts”). As a variable contract owner investing in a Fund, you incur ongoing Fund costs, including management fees; distribution and/or service fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other investment options. The examples do not reflect fees and charges under your variable contract. If variable contract charges were included, the costs shown would be higher. Please consult the most recent prospectus for the variable contract in which you invest for more information.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, which for all Funds is from September 4, 2008 to December 31, 2008.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these rows, together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by 1,000 = $8.60), then multiply the result by the number in the same row in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. As noted above, the expenses in the table do not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore, the hypothetical expenses in the table are useful for comparing ongoing investment option costs only, and will not help you determine the relative costs of owning different contracts. If variable contract fees and charges were included, the costs shown would be higher.

Expense Example (unaudited) (Continued)

		Beginning	Ending	Annualized
		Account	Account	Expense Ratio[1]	Expenses Paid
		Value	Value	based on the period	During Period[2]
		September 4,	December 31,	September 4, 2008 –	September 4, 2008 –
Fund		2008	2008	December 31, 2008	December 31, 2008
Genworth Calamos	Actual	$1,000.00	$ 647.80	1.51%	$4.02
Growth Fund	Hypothetical[3]	$1,000.00	$1,011.28	1.51%	$4.91
Genworth Columbia Mid	Actual	$1,000.00	$ 677.00	1.38%	$3.74
Cap Value Fund	Hypothetical[3]	$1,000.00	$1,011.70	1.38%	$4.49
Genworth Davis NY	Actual	$1,000.00	$ 718.50	1.25%	$3.46
Venture Fund	Hypothetical[3]	$1,000.00	$1,012.14	1.25%	$4.05
Genworth Eaton Vance	Actual	$1,000.00	$ 771.50	1.19%	$3.40
Large Cap Value Fund	Hypothetical[3]	$1,000.00	$1,012.32	1.19%	$3.86
Genworth Legg Mason Partners	Actual	$1,000.00	$ 746.30	1.20%	$3.40
Aggressive Growth Fund	Hypothetical[3]	$1,000.00	$1,012.28	1.20%	$3.91
Genworth PIMCO	Actual	$1,000.00	$ 745.00	1.07%	$3.00
StocksPLUS Fund	Hypothetical[3]	$1,000.00	$1,012.72	1.07%	$3.46
Genworth Putnam International	Actual	$1,000.00	$ 670.20	1.35%	$3.64
Capital Opportunities Fund	Hypothetical[3]	$1,000.00	$1,011.80	1.35%	$4.39
Genworth Thornburg	Actual	$1,000.00	$ 750.80	1.32%	$3.74
International Value Fund	Hypothetical[3]	$1,000.00	$1,011.89	1.32%	$4.30
Genworth Western Asset
Management Core Plus	Actual	$1,000.00	$1,074.60	1.16%	$3.90
Fixed Income Fund	Hypothetical[3]	$1,000.00	$1,012.41	1.16%	$3.78

1	The expense ratio excludes the securities lending credit.
2			Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 118/365 to reflect the period from commencement through the remainder of the year.
3 5% return before expenses.

Genworth Calamos Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2008

Shares		Value
	COMMON STOCKS - 97.90%
	Aerospace & Defense - 5.47%
725	General Dynamics Corp. (b)	$41,753
1,500	Honeywell International, Inc.	49,245
525	Precision Castparts Corp.	31,227
1,375	United Technologies Corp. (b)	73,700
		195,925
	Air Freight & Logistics - 0.76%
823	Expeditors International Washington,
	Inc. (b)	27,381
	Auto Components - 0.68%
2,100	LKQ Corp. (a)(b)	24,486
	Beverages - 0.85%
675	The Coca-Cola Co. (b)	30,557
	Biotechnology - 5.88%
1,450	BioMarin Pharmaceutical Inc. (a)(b)	25,810
750	Celgene Corp. (a)(b)	41,460
2,800	Gilead Sciences, Inc. (a)(b)	143,192
		210,462
	Capital Markets - 3.54%
360	BlackRock, Inc. (b)	48,294
801	Knight Capital Group Inc. (a)	12,936
1,850	T. Rowe Price Group, Inc. (b)	65,564
		126,794
	Chemicals - 2.04%
1,000	CF Industries Holdings, Inc.	49,160
400	Praxair, Inc.	23,744
		72,904
	Commercial Services & Supplies - 2.88%
475	The Dun & Bradstreet Corp.	36,670
525	FTI Consulting, Inc. (a)(b)	23,457
200	Strayer Education, Inc.	42,882
		103,009
	Communications Equipment - 6.38%
2,400	Cisco Systems, Inc. (a)	39,120
2,000	Juniper Networks, Inc. (a)(b)	35,020
3,000	Nokia Corp. - ADR (b)	46,800
1,475	QUALCOMM, Inc.	52,849
1,350	Research In Motion Ltd. (a)(b)	54,783
		228,572
	Computers & Peripherals - 5.45%
1,635	Apple, Inc. (a)	139,547
2,700	Dell Inc. (a)(b)	27,648
2,000	NetApp Inc. (a)(b)	27,940
		195,135
	Construction & Engineering - 3.37%
950	Fluor Corp.	42,626
1,625	Jacobs Engineering Group, Inc. (a)	78,163
		120,789
	Diversified Financial Services - 1.42%
245	CME Group, Inc.	50,987
	Electrical Equipment - 1.65%
700	AMETEK, Inc.	21,147
275	First Solar, Inc. (a)(b)	37,939
		59,086

Shares		Value
	Electronic Equipment & Instruments - 3.89%
775	Amphenol Corp.	$18,584
850	Dolby Laboratories, Inc. (a)	27,846
1,350	FLIR Systems, Inc. (a)(b)	41,418
400	SunPower Corp. (a)	14,800
1,700	Trimble Navigation Ltd. (a)	36,737
		139,385
	Energy Equipment & Services - 6.39%
925	Cameron International Corp. (a)	18,963
975	ENSCO International, Inc.	27,680
1,400	Halliburton Co. (b)	25,452
2,100	National-Oilwell Varco, Inc. (a)	51,324
1,000	Noble Corp.	22,090
1,625	Smith International, Inc. (b)	37,196
975	Transocean LTD. (a)(b)	46,069
		228,774
	Health Care Equipment & Supplies - 4.07%
375	C.R. Bard, Inc. (b)	31,597
1,100	DENTSPLY International Inc.	31,064
725	Gen-Probe, Inc. (a)	31,059
150	Intuitive Surgical, Inc. (a)(b)	19,049
825	Stryker Corp. (b)	32,959
		145,728
	Hotels, Restaurants & Leisure - 1.30%
450	Panera Bread Co. (a)(b)	23,508
850	WMS Industries Inc. (a)(b)	22,865
		46,373
	Insurance - 1.40%
1,100	Aon Corp.	50,248
	Internet & Catalog Retail - 5.03%
1,890	Amazon.com, Inc. (a)	96,919
3,450	eBay Inc. (a)	48,162
475	priceline.com Inc. (a)(b)	34,984
		180,065
	Internet Software & Services - 5.47%
335	Baidu.com, Inc. - ADR (a)	43,741
495	Google Inc. (a)(b)	152,287
		196,028
	IT Services - 1.05%
1,150	Accenture Ltd.	37,709
	Life Science Tools & Services - 1.42%
450	Techne Corp.	29,034
600	Waters Corp. (a)(b)	21,990
		51,024
	Machinery - 2.62%
650	AGCO Corp. (a)	15,334
750	Bucyrus International, Inc.	13,890
700	Parker Hannifin HPD	29,778
875	Westinghouse Air Brake Technologies
	Corp.	34,781
		93,783
	Oil & Gas - 2.31%
500	Apache Corp.	37,265
925	Noble Energy, Inc.	45,528
		82,793

See notes to financial statements.

Genworth Calamos Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2008

Shares		Value
	COMMON STOCKS (Continued)
	Personal Products - 0.76%
1,125	Avon Products, Inc.	$27,034
	Semiconductor & Semiconductor Equipment - 3.77%
3,075	Altera Corp.	51,383
2,150	Broadcom Corp. (a)(b)	36,486
1,200	Linear Technology Corp.	26,544
1,450	MEMC Electronic Materials, Inc. (a)	20,706
		135,119
	Software - 5.87%
1,275	ANSYS, Inc. (a)	35,560
400	FactSet Research Systems Inc. (b)	17,696
850	McAfee, Inc. (a)	29,384
1,100	Nintendo Co., Ltd. - ADR (a)(b)	51,193
3,600	Nuance Communications, Inc. (a)	37,296
3,100	Parametric Technology Corp. (a)	39,215
		210,344
	Specialty Retail - 2.24%
2,550	GameStop Corp. (a)	55,233
700	Guess?, Inc.	10,745
950	Urban Outfitters, Inc. (a)(b)	14,231
		80,209
	Textiles, Apparel & Luxury Goods - 5.94%
3,375	Coach, Inc. (a)	70,099
2,800	NIKE, Inc.	142,800
		212,899
	Trading Companies & Distributors - 2.40%
825	Fastenal Co.	28,751
725	W.W. Grainger, Inc. (b)	57,159
		85,910
	Wireless Telecommunication Services - 1.60%
1,850	America Movil, S.A.B de C.V. - ADR .	57,331
	Total Common Stocks
	(Cost $4,842,870)	3,506,843
	SHORT TERM INVESTMENTS - 5.21%
	Money Market Funds - 5.21%
186,866	Federated Prime Obligations Fund	186,866
	Total Short Term Investments
	(Cost $186,866)	186,866

Shares		Value
	INVESTMENTS PURCHASED AS SECURITIES
	LENDING COLLATERAL - 38.02%
	Money Market Funds - 38.02%
1,362,011	Mount Vernon Prime Portfolio	$1,362,011
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $1,362,011)	1,362,011
	Total Investments
	(Cost $6,391,746) - 141.13%	5,055,720
	Liabilities in Excess of Other
	Assets - (41.13)%	(1,473,563)
	TOTAL NET ASSETS - 100.00%	$3,582,157

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a)	Non-Income Producing
(b)	All or a portion of this security is on loan.

See notes to financial statements.

Genworth Columbia Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
December 31, 2008

Shares		Value
	COMMON STOCKS - 89.46%
	Aerospace & Defense - 1.50%
13,300	AerCap Holdings N.V. (a)	$40,033
2,550	L-3 Communications Holdings, Inc.	188,139
12,600	Spirit AeroSystems Holdings, Inc. (a)	128,142
		356,314
	Auto Components - 1.98%
10,300	BorgWarner, Inc.	224,231
13,650	Johnson Controls, Inc.	247,884
		472,115
	Beverages - 2.25%
9,600	Fomento Economico Mexicano, S.A.B. de
	C.V. - ADR	289,248
10,950	The Pepsi Bottling Group, Inc.	246,485
		535,733
	Capital Markets - 2.45%
18,350	Ameriprise Financial, Inc.	428,656
2,231	Greenhill & Co, Inc.	155,657
		584,313
	Chemicals - 2.70%
5,200	Air Products & Chemicals, Inc.	261,404
5,900	Albemarle Corp.	131,570
5,900	PPG Industries, Inc. (b)	250,337
		643,311
	Commercial Banks - 11.74%
8,750	Bank of Hawaii Corp. (b)	395,237
6,950	City National Corp. (b)	338,465
13,250	Comerica Inc.	263,012
8,100	Cullen/Frost Bankers, Inc.	410,508
16,700	KeyCorp (b)	142,284
27,750	Marshall & Ilsley Corp. (b)	378,510
7,750	SVB Financial Group (a)(b)	203,283
30,950	TCF Financial Corp.	422,777
9,900	Zions Bancorporation (b)	242,649
		2,796,725
	Computers & Peripherals - 2.00%
6,900	Diebold, Inc.	193,821
19,950	NCR Corp. (a)	282,093
		475,914
	Construction & Engineering - 0.75%
3,700	Jacobs Engineering Group, Inc. (a)	177,970
	Containers & Packaging - 1.98%
13,250	Crown Holdings, Inc. (a)	254,400
16,200	Packaging Corporation of America	218,052
		472,452
	Electric Utilities - 9.75%
13,150	American Electric Power Company, Inc.	437,632
10,000	Edison International	321,200
2,800	Entergy Corp.	232,764
5,150	FPL Group, Inc.	259,199
12,950	PG&E Corp.	501,294
6,350	PPL Corp.	194,882
8,950	Wisconsin Energy Corp.	375,721
		2,322,692

Shares		Value
	Electrical Equipment - 0.90%
7,350	Cooper Industries Ltd.	$214,841
	Electronic Equipment & Instruments - 1.63%
4,400	Agilent Technologies, Inc. (a)(b)	68,772
10,050	Arrow Electronics, Inc. (a)	189,342
1,950	Mettler-Toledo International, Inc. (a)	131,430
		389,544
	Energy Equipment & Services - 2.10%
11,050	Complete Production Services, Inc. (a)(b)	90,057
6,100	National-Oilwell Varco, Inc. (a)	149,084
5,100	Rowan Companies, Inc. (b)	81,090
4,450	Tidewater, Inc. (b)	179,202
		499,433
	Food & Staples Retailing - 2.54%
8,750	BJ’s Wholesale Club, Inc. (a)	299,775
11,600	The Kroger Co.	306,356
		606,131
	Food Products - 3.95%
10,600	ConAgra Foods, Inc.	174,900
20,800	Dean Foods Co. (a)(b)	373,776
5,400	The Hershey Company	187,596
3,800	The JM Smucker Co. (b)	164,768
2,800	Smithfield Foods, Inc. (a)	39,396
		940,436
	Gas Utilities - 1.32%
10,000	AGL Resources, Inc. (b)	313,500
	Health Care Equipment & Supplies - 3.24%
5,450	Beckman Coulter, Inc.	239,473
5,150	The Cooper Companies, Inc.	84,460
8,900	Hospira, Inc. (a)(b)	238,698
6,250	Varian, Inc. (a)	209,437
		772,068
	Health Care Providers & Services - 1.25%
9,000	Community Health Systems, Inc. (a)	131,220
4,450	Universal Health Services, Inc. (b)	167,186
		298,406
	Hotels, Restaurants & Leisure - 1.63%
15,500	Royal Caribbean Cruises Ltd. (b)	213,125
9,750	Starwood Hotels & Resorts Worldwide,
	Inc.	174,525
		387,650
	Household Durables - 0.49%
3,400	The Stanley Works	115,940
	Household Products - 0.48%
2,050	The Clorox Company (b)	113,898
	Industrial Conglomerates - 1.84%
5,550	Teleflex, Inc. (b)	278,055
11,550	Textron, Inc.	160,199
		438,254
	Insurance - 9.48%
9,022	ACE Ltd.	477,444
5,900	Aon Corp.	269,512
6,800	Assurant, Inc.	204,000
22,325	Marsh & McLennan Companies, Inc.	541,828

See notes to financial statements.

Genworth Columbia Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2008

Shares		Value
	COMMON STOCKS (Continued)
	Insurance (Continued)
10,800	Platinum Underwriters Holdings, Ltd.	$389,664
8,750	Reinsurance Group Amer, Inc. (a)	374,675
		2,257,123
	Leisure Equipment & Products - 1.20%
9,800	Hasbro, Inc. (b)	285,866
	Machinery - 2.61%
7,200	Barnes Group Inc.	104,400
2,600	Harsco Corp.	71,968
8,650	Kennametal, Inc.	191,943
5,950	Parker Hannifin HPD	253,113
		621,424
	Marine - 0.70%
6,650	Alexander & Baldwin, Inc.	166,649
	Media - 0.58%
13,650	Regal Entertainment Group	139,367
	Metals & Mining - 0.82%
2,800	Allegheny Technologies Inc. (b)	71,484
5,450	Peabody Energy Corp.	123,987
		195,471
	Multiline Retail - 0.28%
15,160	Saks, Inc. (a)(b)	66,401
	Multi-Utilities - 2.29%
5,450	Public Service Enterprise Group, Inc.	158,976
9,050	Sempra Energy	385,802
		544,778
	Oil & Gas - 4.45%
8,050	Cabot Oil & Gas Corp. (b)	209,300
26,500	El Paso Corp.	207,495
5,150	Forest Oil Corp. (a)	84,923
2,150	Hess Corp.	115,326
8,150	Newfield Exploration Co. (a)	160,963
19,450	Williams Companies, Inc.	281,636
		1,059,643
	Paper & Forest Products - 1.72%
13,362	Weyerhaeuser Co.	409,011
	Personal Products - 1.70%
9,700	Avon Products, Inc.	233,091
5,550	The Estee Lauder Companies Inc.	171,828
		404,919
	Road & Rail - 0.73%
5,150	Canadian Pacific Railway Ltd. (b)	173,143
	Semiconductor & Semiconductor Equipment - 0.26%
3,700	Intersil Corp.	34,003
2,900	Verigy Ltd. (a)	27,898
		61,901
	Software - 1.02%
5,800	Activision Blizzard, Inc. (a)	50,112
2,800	Citrix Systems, Inc. (a)	65,996
6,900	Synopsys, Inc. (a)	127,788
		243,896

Shares		Value
	Specialty Retail - 1.88%
2,750	Bed Bath & Beyond, Inc. (a)(b)	$69,905
11,050	The Gap Inc.	147,959
7,750	Ross Stores, Inc. (b)	230,408
		448,272
	Textiles, Apparel & Luxury Goods - 1.27%
6,650	Polo Ralph Lauren Corp.	301,977
	Total Common Stocks
	(Cost $21,908,886)	21,307,481
Principal
Value
	CONVERTIBLE BONDS - 0.21%
$63,000	Vornado Realty L P	50,243
	Total Convertible Bonds
	(Cost $49,821)	50,243
Shares
	CONVERTIBLE PREFERRED STOCKS - 0.52%
	Metals & Mining - 0.52%
2,600	Freeport-McMoRan Copper & Gold	123,370
	Total Convertible Preferred Stocks
	(Cost $107,267) . . . . . . .	123,370
	REAL ESTATE INVESTMENT TRUSTS - 6.46%
	Real Estate Investment Trusts - 6.46%
5,425	Alexandria Real Estate Equities, Inc.	327,344
3,000	Boston Properties, Inc.	165,000
11,000	Equity Residential	328,020
7,800	Plum Creek Timber Co. Inc.	270,972
6,400	ProLogis	88,896
11,450	Rayonier, Inc.	358,958
		1,539,190
	Total Real Estate Investment Trusts
	(Cost $1,675,448)	1,539,190
	SHORT TERM INVESTMENTS - 3.17%
	Money Market Funds - 3.17%
756,437	Federated Prime Obligations Fund	756,437
	Total Short Term Investments
	(Cost $756,437)	756,437
	INVESTMENTS PURCHASED AS SECURITIES
	LENDING COLLATERAL - 18.88%
	Money Market Funds - 18.88%
4,497,936	Mount Vernon Prime Portfolio	4,497,936
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $4,497,936)	4,497,936
	Total Investments
	(Cost $28,995,795) - 118.70%	28,274,657
	Liabilities in Excess of Other
	Assets - 18.70%	(4,455,668)
	TOTAL NET ASSETS - 100.00%	$23,818,989

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a)	Non-Income Producing
(b)	All or a portion of this security is on loan.

See notes to financial statements.

Genworth Davis NY Venture Fund
SCHEDULE OF INVESTMENTS
December 31, 2008

Shares		Value
	COMMON STOCKS - 90.09%
	Air Freight & Logistics - 0.50%
310	United Parcel Service, Inc.	$17,100
	Automobiles - 0.53%
1,070	Harley-Davidson, Inc.	18,158
	Beverages - 2.23%
955	Diageo PLC - ADR	54,187
760	Heineken Holding NV	21,709
		75,896
	Capital Markets - 4.04%
645	Ameriprise Financial, Inc.	15,067
3,340	Bank Of New York Mellon Corp.	94,622
680	E*Trade Financial Corp. (a)(b)	782
140	Goldman Sachs Group, Inc.	11,815
450	Merrill Lynch & Co, Inc.	5,238
170	Morgan Stanley	2,727
185	State Street Corp.	7,276
		137,527
	Chemicals - 0.52%
250	Monsanto Co.	17,588
	Commercial Banks - 4.66%
970	Wachovia Corp. (b)	5,374
5,190	Wells Fargo & Co. (b)	153,001
		158,375
	Commercial Services & Supplies - 1.93%
2,894	H&R Block, Inc.	65,752
	Communications Equipment - 0.59%
1,230	Cisco Systems, Inc. (a)	20,049
	Computers & Peripherals - 1.56%
1,110	Dell Inc. (a)	11,366
1,150	Hewlett-Packard Co.	41,734
		53,100
	Construction Materials - 1.14%
560	Vulcan Materials Co. (b)	38,965
	Consumer Finance - 2.76%
4,900	American Express Co. (b)	90,895
325	Discover Financial Services	3,097
		93,992
	Containers & Packaging - 1.33%
3,020	Sealed Air Corp.	45,119
	Diversified Financial Services - 5.54%
1,370	Citigroup, Inc.	9,192
4,760	JPMorgan Chase & Co.	150,083
1,120	Moody’s Corp. (b)	22,501
295	Principal Financial Group, Inc.	6,658
		188,434
	Diversified Telecommunication Services - 0.16%
2,910	Sprint Nextel Corp.	5,325
	Electrical Equipment - 0.14%
310	ABB Ltd. - ADR (b)	4,653
	Electronic Equipment & Instruments - 1.10%
1,655	Agilent Technologies, Inc. (a)(b)	25,868
720	Tyco Electronics Ltd.	11,671
		37,539

Shares		Value
	Energy Equipment & Services - 0.53%
380	Transocean LTD. (a)(b)	$17,955
	Food & Staples Retailing - 6.46%
2,970	Costco Wholesale Corp. (b)	155,925
2,105	CVS Caremark Corporation	60,498
355	Whole Foods Market, Inc. (b)	3,351
		219,774
	Food Products - 0.30%
295	The Hershey Company	10,248
	Health Care Providers & Services - 3.42%
580	Cardinal Health, Inc.	19,993
785	Express Scripts, Inc. (a)(b)	43,159
2,000	UnitedHealth Group, Inc.	53,200
		116,352
	Household Durables - 0.23%
225	Garmin Ltd. (a)	4,313
110	Hunter Douglas N.V	3,622
		7,935
	Household Products - 2.01%
1,105	The Procter & Gamble Company	68,311
	Industrial Conglomerates - 0.84%
170	Siemens AG	12,825
735	Tyco International Ltd.	15,876
		28,701
	Insurance - 8.99%
2,330	American International Group, Inc. (b)	3,658
1	Berkshire Hathaway Inc. - Class A (a)	96,600
2	Berkshire Hathaway Inc. - Class B (a)	6,428
70	Everest Re Group Ltd.	5,330
2,825	Loews Corporation	79,807
10	Markel Corp. (a)	2,990
230	MBIA, Inc.	936
1,000	NIPPONKOA Insurance Company, Ltd.	7,780
5,015	The Progressive Corp. (b)	74,272
165	Sun Life Financial Inc. (b)	3,818
604	Transatlantic Holdings, Inc.	24,196
		305,815
	Internet & Catalog Retail - 0.76%
330	Amazon.com, Inc. (a)	16,922
510	eBay Inc. (a)	7,120
580	Liberty Media Corporation - Interactive (a)	1,809
		25,851
	Internet Software & Services - 0.95%
105	Google Inc. (a)(b)	32,303
	IT Services - 1.96%
2,402	Iron Mountain, Inc. (a)(b)	59,401
140	Visa, Inc. (b)	7,343
		66,744
	Machinery - 0.13%
150	PACCAR Inc. (b)	4,290
	Marine - 0.44%
4,000	China Shipping Development Co. Ltd.	4,031
170	Kuehne & Nagel International AG	11,010
		15,041

See notes to financial statements.

Genworth Davis NY Venture Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2008

Shares		Value
	COMMON STOCKS (Continued)
	Media - 5.15%
4,980	Comcast Corp.	$80,427
2,580	Grupo Televisa SA - ADR	38,545
100	Lagardere SCA	4,063
610	Liberty Media Corporation -
	Entertainment (a)	10,663
4,275	News Corp.	38,860
90	WPP PLC - ADR (a)	2,663
		175,221
	Metals & Mining - 0.37%
440	BHP Billiton plc	8,534
190	Rio Tinto plc	4,223
		12,757
	Multiline Retail - 0.17%
145	Sears Holdings Corp. (a)(b)	5,636
	Multi-Utilities & Unregulated Power - 0.36%
1,490	The AES Corp. (a)(b)	12,278
	Oil & Gas - 15.48%
1,440	Canadian Natural Resources Ltd.	57,571
11,000	China Coal Energy Company Ltd.	8,890
2,765	ConocoPhillips	143,227
1,800	Devon Energy Corp.	118,278
1,450	EOG Resources, Inc. (b)	96,541
1,700	Occidental Petroleum Corp.	101,983
		526,490
	Paper & Forest Products - 0.60%
2,540	Sino-Forest Corp. (a)	20,308
	Personal Products - 0.28%
390	Avon Products, Inc.	9,372
	Pharmaceuticals - 1.90%
330	Johnson & Johnson	19,744
2,635	Schering-Plough Corporation	44,874
		64,618
	Real Estate Management & Development - 0.59%
710	Brookfield Asset Management, Inc. (b)	10,842
3,000	Hang Lung Group Ltd.	9,164
		20,006
	Semiconductor & Semiconductor Equipment - 1.64%
3,600	Texas Instruments, Inc.	55,872
	Software - 1.92%
3,360	Microsoft Corp.	65,318
	Specialty Retail - 1.79%
1,420	Bed Bath & Beyond, Inc. (a)(b)	36,096
780	Lowe’s Companies, Inc.	16,786
445	Staples, Inc. (b)	7,974
		60,856
	Tobacco - 3.69%
80	Altria Group, Inc.	1,205
2,854	Philip Morris International Inc.	124,177
		125,382

Shares		Value
	Transportation Infrastructure - 0.40%
6,000	China Merchants Holdings International Co.
	Ltd.	$11,718
2,000	Cosco Pacific Ltd.	2,056
		13,774
	Total Common Stocks
	(Cost $3,868,045)	3,064,780
	SHORT TERM INVESTMENTS - 13.18%
	Money Market Funds - 13.18%
448,389	Federated Prime Obligations Fund	448,389
	Total Short Term Investments
	(Cost $448,390)	448,389
	INVESTMENTS PURCHASED AS SECURITIES LENDING
	COLLATERAL - 16.78%
	Money Market Funds - 16.78%
570,850	Mount Vernon Prime Portfolio	570,850
	Total Investments Purchased as Securities
	Lending Collateral
	(Cost $570,850)	570,850
	Total Investments
	(Cost $4,887,285) - 120.05%	4,084,019
	Liabilities in Excess of Other
	Assets - (20.05)%	(682,027)
	TOTAL NET ASSETS - 100.00%	$3,401,992

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a)	Non-Income Producing
(b)	All or a portion of this security is on loan.

See notes to financial statements.

Genworth Eaton Vance Large Cap Value Fund
SCHEDULE OF INVESTMENTS
December 31, 2008

Shares		Value
	COMMON STOCKS - 93.75%
	Aerospace & Defense - 5.87%
19,539	General Dynamics Corp.	$1,125,251
12,228	Lockheed Martin Corp. (b)	1,028,130
24,909	United Technologies Corp.	1,335,123
		3,488,504
	Auto Components - 0.72%
23,451	Johnson Controls, Inc.	425,870
	Biotechnology - 1.93%
19,881	Amgen, Inc. (a)(b)	1,148,128
	Capital Markets - 2.11%
13,571	Franklin Resources, Inc.	865,559
4,575	Goldman Sachs Group, Inc.	386,084
		1,251,643
	Chemicals - 1.06%
7,293	Air Products & Chemicals, Inc.	366,619
17,678	The Dow Chemical Co.	266,761
		633,380
	Commercial Banks - 6.30%
65,747	Bank of America Corp. (b)	925,718
11,300	The PNC Financial Services Group,
	Inc. (b)	553,700
33,782	U.S. Bancorp (b)	844,888
48,251	Wells Fargo & Co. (b)	1,422,439
		3,746,745
	Commercial Services & Supplies - 0.73%
13,026	Waste Management, Inc.	431,682
	Communications Equipment - 0.58%
21,272	Cisco Systems, Inc. (a)	346,734
	Computers & Peripherals - 4.15%
35,752	Hewlett-Packard Co.	1,297,440
13,919	International Business Machines Corp.	1,171,423
		2,468,863
	Diversified Financial Services - 2.37%
44,596	JPMorgan Chase & Co.	1,406,112
	Diversified Telecommunication Services - 5.14%
54,515	AT&T Inc. (b)	1,553,678
44,289	Verizon Communications, Inc.	1,501,397
		3,055,075
	Electric Utilities - 3.63%
26,052	Edison International	836,790
20,812	FirstEnergy Corp.	1,011,047
7,939	PG&E Corp.	307,319
		2,155,156
	Electrical Equipment - 0.57%
9,321	Emerson Electric Co.	341,242
	Energy Equipment & Services - 0.93%
7,052	Schlumberger Ltd. (b)	298,511
5,370	Transocean LTD. (a)(b)	253,733
		552,244
	Food & Staples Retailing - 5.19%
40,225	CVS Caremark Corporation	1,156,066

Shares		Value
	Food & Staples Retailing (Continued)
50,227	The Kroger Co.	$1,326,495
10,747	Wal-Mart Stores, Inc.	602,477
		3,085,038
	Food Products - 2.65%
40,324	Nestle SA - ADR	1,576,059
	Health Care Equipment & Supplies - 0.72%
54,983	Boston Scientific Corp. (a)	425,568
	Health Care Providers & Services - 0.94%
19,539	Aetna, Inc.	556,861
	Household Products - 1.60%
18,090	Kimberly-Clark Corp.	954,067
	Industrial Conglomerates - 0.72%
26,351	General Electric Co.	426,886
	Insurance - 9.37%
16,667	ACE Ltd.	882,018
20,309	Aflac, Inc.	930,964
22,426	Chubb Corp.	1,143,726
33,675	MetLife, Inc.	1,173,910
31,824	The Travelers Companies, Inc.	1,438,445
		5,569,063
	Life Science Tools & Services - 0.53%
9,245	Thermo Fisher Scientific Inc. (a)(b)	314,977
	Machinery - 1.61%
13,026	Caterpillar, Inc.	581,872
9,770	Deere & Co.	374,386
		956,258
	Media - 4.13%
59,849	Comcast Corp. (b)	1,010,251
27,346	Vivendi Universal SA	891,316
24,424	The Walt Disney Co. (b)	554,180
		2,455,747
	Metals & Mining - 1.73%
9,956	BHP Billiton Ltd. - ADR	427,112
6,444	Nucor Corp.	297,713
13,236	Peabody Energy Corp.	301,119
		1,025,944
	Multi-Utilities - 1.87%
38,105	Public Service Enterprise Group, Inc.	1,111,523
	Oil & Gas - 11.93%
14,459	Anadarko Petroleum Corp.	557,394
5,784	Apache Corp.	431,082
20,064	ChevronTexaco Corp.	1,484,134
24,678	ConocoPhillips	1,278,320
4,638	Devon Energy Corp.	304,763
19,866	Exxon Mobil Corp.	1,585,903
17,893	Occidental Petroleum Corp.	1,073,401
10,719	XTO Energy, Inc. (b)	378,059
		7,093,056
	Pharmaceuticals - 8.05%
7,490	Abbott Laboratories	399,741
23,893	Johnson & Johnson	1,429,518
24,424	Merck & Co., Inc.	742,490

See notes to financial statements.

Genworth Eaton Vance Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2008

Shares		Value
	COMMON STOCKS (Continued)
	Pharmaceuticals (Continued)
76,284	Pfizer, Inc.	$1,350,990
50,476	Schering-Plough Corporation	859,606
		4,782,345
	Road & Rail - 1.51%
11,882	Burlington Northern Santa Fe Corp. (b)	899,586
	Specialty Retail - 2.94%
23,414	Best Buy Co., Inc. (b)	658,168
44,506	Staples, Inc. (b)	797,547
14,329	The TJX Companies, Inc. (b)	294,748
		1,750,463
	Textiles, Apparel & Luxury Goods - 0.58%
6,739	NIKE, Inc.	343,689
	Tobacco - 1.59%
21,709	Philip Morris International Inc.	944,559
	Total Common Stocks
	(Cost $52,814,365)
	REAL ESTATE INVESTMENT TRUSTS - 1.94%	55,723,067
	Real Estate Investment Trusts - 1.94%
6,929	AvalonBay Communities, Inc.	419,759
6,352	Boston Properties, Inc.	349,360
7,220	Simon Property Group, Inc.	383,598
		1,152,717
	Total Real Estate Investment Trusts
	(Cost $1,234,256)	1,152,717

Shares		Value
	SHORT TERM INVESTMENTS - 4.19%
	Money Market Funds - 4.19%
2,489,827	Federated Prime Obligations Fund	$2,489,827
	Total Short Term Investments
	(Cost $2,489,827)	2,489,827
	INVESTMENTS PURCHASED AS SECURITIES
	LENDING COLLATERAL - 14.08%
	Money Market Funds - 14.08%
8,369,569	Mount Vernon Prime Portfolio	8,368,569
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $8,368,569)	8,368,569
	Total Investments
	(Cost $64,907,017) - 113.96%	67,734,180
	Liabilities in Excess of Other
	Assets - (13.96)%	(8,296,795)
	TOTAL NET ASSETS - 100.00%	$59,437,385

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a)	Non-Income Producing
(b)	All or a portion of this security is on loan.

See notes to financial statements.

Genworth Legg Mason Partners Aggressive Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2008

Shares		Value
	COMMON STOCKS - 93.14%
	Aerospace & Defense - 3.93%
37,700	L-3 Communications Holdings, Inc.	$2,781,506
	Biotechnology - 24.07%
16,240	Alkermes, Inc. (a)	172,956
89,650	Amgen, Inc. (a)(b)	5,177,288
104,910	Biogen Idec, Inc. (a)	4,996,863
2,430	Genentech, Inc. (a)(b)	201,471
82,500	Genzyme Corp. (a)(b)	5,475,525
14,620	ISIS Pharmaceuticals, Inc. (a)	207,312
26,350	Vertex Pharmaceuticals, Inc. (a)	800,513
		17,031,928
	Capital Markets - 0.66%
20,680	Cohen & Steers, Inc.	227,273
20,610	Merrill Lynch & Co, Inc.	239,901
		467,174
	Communications Equipment - 0.98%
7,270	Arris Group, Inc. (a)(b)	57,796
40,650	Nokia Corp. - ADR (b)	634,140
		691,936
	Computers & Peripherals - 1.25%
55,470	SanDisk Corp. (a)(b)	532,512
79,110	Seagate Technology (b)	350,457
		882,969
	Construction & Engineering - 0.14%
2,220	Fluor Corp.	99,611
	Electronic Equipment & Instruments - 1.51%
4,500	Dolby Laboratories, Inc. (a)	147,420
56,850	Tyco Electronics Ltd.	921,539
		1,068,959
	Energy Equipment & Services - 7.80%
18,870	Core Laboratories N.V.	1,129,558
36,970	National-Oilwell Varco, Inc. (a)(b)	903,547
321,990	Weatherford International Ltd. (a)(b)	3,483,932
		5,517,037
	Health Care Equipment & Supplies - 2.86%
55,850	Covidien Ltd.	2,024,004
	Health Care Providers & Services - 7.73%
205,650	UnitedHealth Group, Inc.	5,470,290
	Industrial Conglomerates - 1.58%
51,850	Tyco International Ltd.	1,119,960
	Machinery - 1.56%
38,830	Pall Corp	1,103,937
	Media - 14.99%
425	Ascent Media Corp. (a)	9,282
145,280	Cablevision Systems Corp. (b)	2,446,515
12,090	CBS Corp. (b)	99,017
29,060	Comcast Corp. (b)	490,533
218,190	Comcast Corp. - Series C	3,523,768
11,780	Discovery Communications Inc. (a)	166,805
11,780	Discovery Communications Inc. -
	Series C (a)	157,734
10,790	Liberty Global, Inc. (a)	171,777
10,890	Liberty Global, Inc. - Series C (a)	165,310

Shares		Value
	Media (Continued)
60,830	Liberty Media Corporation -
	Interactive (a)(b)	$189,789
12,190	Liberty Media Corporation - Capital (a)	57,415
60,720	Liberty Media Corporation -
	Entertainment (a)	1,061,386
333,910	Sirius XM Radio Inc. (a)(b)	40,069
12,110	Viacom, Inc. (a)	230,817
71,830	The Walt Disney Co. (b)	1,629,823
15,340	World Wrestling Entertainment, Inc.	169,967
		10,610,007
	Oil & Gas - 9.45%
173,430	Anadarko Petroleum Corp	6,685,726
	Pharmaceuticals - 7.24%
6,060	Anesiva, Inc. (a)	2,130
119,570	Forest Laboratories, Inc. (a)	3,045,448
8,770	Johnson & Johnson	524,709
11,090	Teva Pharmaceutical Industries Ltd. -
	ADR (b)	472,101
47,060	Valeant Pharmaceuticals
	International (a)(b)	1,077,674
		5,122,062
	Semiconductor & Semiconductor Equipment - 3.47%
75,210	Broadcom Corp. (a)	1,276,314
18,050	Cree, Inc. (a)	286,453
6,060	DSP Group, Inc. (a)	48,601
45,610	Intel Corp.	668,642
10,290	Standard Microsystems Corp. (a)	168,139
2,430	Teradyne, Inc. (a)	10,255
		2,458,404
	Software - 1.35%
15,340	Advent Software, Inc. (a)(b)	306,340
23,610	Autodesk, Inc. (a)	463,936
9,470	Microsoft Corp. (b)	184,097
		954,373
	Specialty Retail - 0.10%
27,870	Charming Shoppes (a)(b)	68,003
	Thrifts & Mortgage Finance - 2.47%
62,650	Astoria Financial Corp.	1,032,472
59,830	New York Community Bancorp, Inc. (b)	715,567
		1,748,039
	Total Common Stocks
	(Cost $61,620,039)	65,905,925
	INVESTMENT COMPANIES - 0.71%
	Investment Companies - 0.71%
16,900	Powershares QQQ Trust	502,606
	Total Investment Companies
	(Cost $490,424)	502,606
	SHORT TERM INVESTMENTS - 6.30%
	Money Market Funds - 6.30%
4,452,696	Federated Prime Obligations Fund	4,452,696
	Total Short Term Investments
	(Cost $4,452,696)	4,452,696

See notes to financial statements.

Genworth Legg Mason Partners Aggressive Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2008

Shares		Value
	INVESTMENTS PURCHASED AS SECURITIES
	LENDING COLLATERAL - 22.84%
	Money Market Funds - 22.84%
16,162,960	Mount Vernon Prime Portfolio	$16,162,960
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $16,162,960)	16,162,960
	Total Investments
	(Cost $82,726,119) - 122.99%	87,024,187
	Liabilities in Excess of Other
	Assets - (22.99)% . . . .	(16,265,969)
	TOTAL NET ASSETS - 100.00%	$70,758,218

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a)	Non-Income Producing
(b)	All or a portion of this security is on loan.

See notes to financial statements.

Genworth PIMCO StocksPLUS Fund
SCHEDULE OF INVESTMENTS
December 31, 2008

Principal
Amount		Value
	ASSET BACKED SECURITIES - 5.39%
$792,468	Daimler Chrysler Auto Trust
	Series FLT,
	2.726%, 10/08/2010	$780,603
	Federal Home Administration
1,017,471	7.430%, 03/01/2021	1,001,293
1,754,698	7.430%, 02/01/2024	1,726,799
1,000,000	Ford Credit Auto Owner Trust
	Series 2008-C,
	2.095%, 01/15/2011	970,739
700,000	SLM Student Loan Trust Series 2008-9,
	5.035%, 04/25/2023	656,982
	Total Asset Backed Securities
	(Cost $5,086,540) . . .	5,136,416
	CORPORATE BONDS - 8.89%
	Capital Markets - 2.54%
900,000	Goldman Sachs Group, Inc.
	6.250%, 09/01/2017	874,105
800,000	Merrill Lynch & Co.
	4.966%, 05/12/2010	771,141
900,000	Morgan Stanley
	6.000%, 04/28/2015	777,435
		2,422,681
	Diversified Financial Services - 2.54%
900,000	Bank of America Corp.
	5.750%, 12/01/2017	900,147
	CIT Group, Inc.
300,000	4.750%, 12/15/2010	264,196
400,000	5.600%, 04/27/2011	337,889
900,000	Citigroup, Inc.
	6.125%, 11/21/2017	911,031
		2,413,263
	Diversified Manufacturing - 2.99%
2,800,000	General Electric Capital Corp.
	3.116%, 12/09/2011	2,849,955
	Insurance - 0.82%
2,000,000	American International Group, Inc.
	8.175%, 05/15/2058 (c)	778,992
	Total Corporate Bonds
	(Cost $7,870,261)	8,464,891
	MORTGAGE BACKED SECURITIES - NON-U.S.
	GOVERNMENT - 8.05%
1,602,944	American Home Mortgage Investment
	Trust Series 2004-4,
	4.440%, 02/25/2045	907,031
	Bank of America Mortgage Securities
1,117,876	Series 2004-A,
	4.132%, 02/25/2034	844,977
1,166,032	Series 2005-E,
	5.355%, 06/25/2035	825,921
1,917,026	Bear Stearns Adjustable Rate Mortgage
	Trust Series 2005-10,
	4.750%, 10/25/2035	1,796,668
1,823,267	Contrywide Home Loans Series
	2005-HYB9,
	5.250%, 02/20/2036	877,553

Principal
Amount		Value
$426,216	Countrywide Alternative Loan Trust
	Series 2007-7T2,
	6.000%, 04/25/2037	$226,910
2,260,490	First Horizon Alternative Securities
	Series FLT,
	5.031%, 08/25/2034	1,158,698
322,224	Morgan Stanley Mortgage Loan Trust
	Series 2006-8AR,
	5.417%, 06/25/2036	247,568
1,416,586	Nomura Asset Acceptance Corp.
	Series FLT,
	5.050%, 10/25/2035	784,382
	Total Mortgage Backed Securities -
	Non-U.S. Government
	(Cost $7,517,021)	7,669,708
	MORTGAGE BACKED SECURITIES - U.S.
	GOVERNMENT - 69.18%
	Federal Home Loan Mortgage Corp.
678,924	Series T-059,
	6.500%, 10/25/2043	700,662
	Federal National Mortgage Association
29,000,000	Pool #TBA,
	5.500%, 01/01/2034 (b)	29,729,524
18,000,000	Pool #TBA,
	5.000%, 02/15/2038 (b)	18,323,442
425,114	Pool #822101,
	4.997%, 05/01/2035	429,298
478,040	Pool #834558,
	5.055%, 09/01/2035	485,127
79,763	Pool #844000,
	4.678%, 11/01/2035	80,253
404,386	Pool #866888,
	5.230%, 01/01/2036	406,916
14,586,675	Pool #908537,
	5.500%, 01/01/2037	14,972,477
804,519	Series 2007-73,
	3.319%, 07/25/2037	815,782
	Total Mortgage Backed Securities -
	U.S. Government
	(Cost $65,096,620)	65,943,481
	MUNICIPAL BONDS - 1.07%
100,000	Chicago Illinois, GO, AMBAC Insured,
	5.000%, 12/01/2024	100,189
840,000	Harris County Texas, Refunding, GO,
	MBIA Insured, Effective yield,
	3.755%, 10/01/2017	580,734
251,308	South Carolina Student Loan Corp.,
	Student Loan Backed Notes,
	2.703%, 09/02/2014	245,182
100,000	University of California, Revenue Bond,
	MBIA & FGIC Insured,
	5.000%, 05/15/2037	91,129
	Total Municipal Bonds
	(Cost $982,431)	1,017,234

See notes to financial statements.

Genworth PIMCO StocksPLUS Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2008

Principal
Amount		Value
	U.S. GOVERNMENT AGENCY ISSUES - 0.11%
$ 100,000	Small Business Administration
	Participant 5.600%, 09/01/2028	$103,518
	Total U.S. Government Agency Issues
	(Cost $100,000)	103,518
	U.S. TREASURY OBLIGATIONS - 1.68%
	U.S. Treasury Bond - 1.68%
804,531	2.375%, 01/15/2025 (e)	790,955
658,920	3.875%, 04/15/2029 (e)	814,024
		1,604,979
	Total U.S. Treasury Obligations
	(Cost $1,444,894)	1,604,979
Contracts
	PURCHASED OPTIONS - 1.99%
	Options on Futures Contracts - 0.00%
	Put Options
325	S&P 500 Index Future
	Expiration: March, 2009,
	Exercise Price: $250.000	8,125
64	U.S. Treasury 5 Year Note Future
	Expiration: February, 2009,
	Exercise Price: $96.000	500
85	U.S. Treasury 10 Year Note Future
	Expiration: February, 2009,
	Exercise Price: $83.000	1,328
		9,953
Notional
Amount
	Options on Securities - 0.00%
	Put Options
$17,000,000	Fannie Mae, 5.000%, 01/01/2039
	Expiration: January, 2009,
	Strike Price: $40.000 (c)	0
24,000,000	Fannie Mae, 5.500%, 01/01/2039
	Expiration: January, 2009,
	Strike Price: $57.000 (c)	0
4,000,000	Fannie Mae, 5.000%, 02/01/2039
	Expiration: February, 2009,
	Strike Price: $75.000 (c)	0
		0
	Interest Rate Swaptions - 1.98%
	Call Options
13,800,000	2-Year Interest Rate Swap, 3-Month
	USD-LIBOR, Pay Floating Rate,
	Expiration: December 18, 2009,
	Exercise Rate: 4.200%	589,313
63,200,000	2-Year Interest Rate Swap, 6-Month
	EUR-EURIBOR, Pay Floating Rate,
	Expiration: April 23, 2010,
	Exercise Rate: 4.000%	1,296,566
	Put Options
100,000	20-Year Interest Rate Swap, 6-Month
	GBP-LIBOR, Pay Floating Rate,
	Expiration: December 15, 2015,
	Exercise Rate: 4.000%	5,156
		1,891,035
	Total Purchased Options
	(Cost $969,230)	1,900,988

	Principal
	Amount		Value
		SHORT TERM INVESTMENTS - 16.81%
		Repurchase Agreements - 10.49%
	$10,000,000	U.S. Treasury Repurchase Agreement
		with Credit Suisse Securities, LLC,
		0.000%, 01/02/2009 (Collateralized by
		U.S. Treasury Note, value $10,193,625,
		3.125%, 11/30/2009) (d) . . . . . . . . . . . . .	$10,000,000
		U.S. Government Agency Issue - 4.72%
	4,500,000	Federal National Mortgage Association
		Discount Note
		Effective yield,
		0.031%, 01/27/2009 (a)	4,497,205
		U.S. Treasury Bills - 1.23%
	300,000	Effective yield,
		0.076%, 03/05/2009 (a)(d)	299,955
	290,000	Effective yield,
		0.137%, 04/29/2009	289,946
	580,000	Effective yield,
		0.201%, 06/04/2009 (a)(d)	579,768
			1,169,669
Shares
		Money Market Funds - 0.37%
	351,996	Federated Prime Obligations Fund	351,996
		Total Short Term Investments
		(Cost $16,018,440)	16,018,870
		INVESTMENTS PURCHASED AS SECURITIES
		LENDING COLLATERAL - 5.34%
		Money Market Funds - 5.34%
	5,089,800	Mount Vernon Prime Portfolio	5,089,800
		Total Investments Purchased as
		Securities Lending Collateral
		(Cost $5,089,800)	5,089,800
		Total Investments
		(Cost $110,175,237) - 118.51%	112,949,885
		Liabilities in Excess of Other
		Assets - (18.51)%	(17,638,813)
		TOTAL NET
		ASSETS - 100.00%	$95,311,072

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan.
(b)	Security purchased on a when-issued basis. On December 31,
	2008, the total value of the investments purchased on a when-
	issued basis was $48,052,966, or 50.42%, of total net assets.
(c)	Restricted securities as defined in Rule 144(a) under the
	Securities Act of 1933. Such securities are treated as liquid
	securities according to the Fund’s guidelines. The market value
	of these securities total $778,992, which represents 0.82% of
	total net assets.
(d)	Assigned as collateral for certain future and swap contracts.
(e)	Represents a U.S. Treasury Inflation Protected Security.

See notes to financial statements.

Genworth PIMCO StocksPLUS Fund
SCHEDULE OF FORWARD SALE COMMITMENTS
December 31, 2008

	Principal	Settlement	Proceeds
Description	Amount	Date	Received	Value

Federal National Mortgage Association, 5.50%, 01/01/2034	(44,000,000)	01/13/2009	$45,093,787	$(45,106,864)

SCHEDULE OF OPTIONS WRITTEN

Contracts		Value
	OPTIONS ON FUTURES CONTRACTS
	Put Options
62	Eurodollar 90 Day Futures
	Expiration: March, 2009,
	Exercise Price: $98.25	$5,425
Notional
Amount
	INTEREST RATE SWAPTIONS
	Call Options
$ 4,600,000	7-Year Interest Rate Swap, 3-Month
	USD-LIBOR, Pay Floating Rate,
	Expiration: December 18, 2009,
	Exercise Rate: 4.750%	626,627
10,300,000	7-Year Interest Rate Swap, 6-Month
	EUR-EURIBOR, Pay Floating Rate,
	Expiration: April 23, 2010,
	Exercise Rate: 4.400%	710,782
3,800,000	7-Year Interest Rate Swap, 3-Month
	USD-LIBOR, Pay Floating Rate,
	Expiration: May 6, 2009,
	Exercise Rate: 3.500%	275,481

Notional
Amount		Value
$ 3,700,000	7-Year Interest Rate Swap, 3-Month
	USD-LIBOR, Pay Floating Rate,
	Expiration: April 27, 2009,
	Exercise Rate: 1.800%	$36,959
5,600,000	7-Year Interest Rate Swap, 3-Month
	USD-LIBOR, Pay Floating Rate,
	Expiration: April 27, 2009,
	Exercise Rate: 1.800%	55,939
5,400,000	7-Year Interest Rate Swap, 3-Month
	USD-LIBOR, Pay Floating Rate,
	Expiration: April 27, 2009,
	Exercise Rate: 1.800%	53,941
		1,759,729

	Put Options
3,700,000	7-Year Interest Rate Swap, 3-Month
	USD-LIBOR, Pay Floating Rate,
	Expiration: April 27, 2009,
	Exercise Rate: 3.500%	19,764
	Total Options Written
	(Premiums received $816,615)	$1,784,918

SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS

		Amount of		Amount of	Unrealized
Forward	Currency to	Currency to be	Currency to	Currency to be	Appreciation/
Expiration Date	be Received	Received	be Delivered	Delivered	(Depreciation)

6/2/2009	U.S. Dollars	10,000	Brazilian Real	26,250	$(725)
1/13/2009	U.S. Dollars	8,000	British Pounds	5,539	41
1/13/2009	U.S. Dollars	925,628	European Monetary Unit	715,656	(68,561)
1/8/2009	Japanese Yen	18,623,000	U.S. Dollars	195,143	10,337
					$(58,908)

See notes to financial statements.

Genworth PIMCO StocksPLUS Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
December 31, 2008

	Number of
	Contracts			Unrealized
	Purchased	Notional	Settlement	Appreciation/
Description	(Sold)	Value	Month	(Depreciation)

Euro-Bobl Futures	(17)	(2,750,812)	Mar-09	$(3,681)
Euro-Bund Futures	(1)	(176,072)	Mar-09	380
S&P 500 Index E-Mini Futures	507	22,288,125	Mar-09	529,410
S&P 500 Index Futures	324	71,129,377	Mar-09	1,778,723
U.S. Treasury 5-Year Note Futures	57	6,718,046	Mar-09	68,071
U.S. Treasury 10-Year Note Futures	25	3,185,378	Mar-09	(41,628)
				$2,331,275

SCHEDULE OF INTEREST RATE SWAPS

						Upfront
						Premiums	Unrealized
Pay/Receive	Floating	Fixed	Maturity		Notional	Paid/	Appreciation/
Floating Rate	Rate Index	Rate	Date	Counterparty	Amount	(Received)	(Depreciation)

Pay	6-Month-EUR-EURIBOR	4.000%	4/27/2017	Royal Bank of Scotland	100,000	1,705	$302
Pay	6-Month-EUR-EURIBOR	4.000%	4/27/2017	Morgan Stanley	200,000	3,575	(584)
Receive	3-Month-USD-LIBOR	5.000%	12/17/2018	Morgan Stanley	1,900,000	(468,969)	60,051
Pay	3-Month-USD-LIBOR	4.000%	6/17/2010	Royal Bank of Scotland	3,100,000	40,238	40,827
Receive	3-Month-USD-LIBOR	4.000%	6/17/2024	Royal Bank of Scotland	2,100,000	(253,995)	(37,611)
Receive	3-Month-USD-LIBOR	4.000%	6/17/2024	Morgan Stanley	4,500,000	(569,613)	(55,257)
Pay	6-Month-GBP-LIBOR	3.500%	12/17/2013	Barclays Bank	4,000,000	(4,289)	93,433
Receive	30-Day USD-CMM Rate	5.000%	01/29/2009	Royal Bank of Scotland	1,000,000	(60,760)	—
Pay	USSP Semi 2-Year Index	0.710%	05/08/2011	Morgan Stanley	61,200,000	(415,640)	25,695
							$ 126,856

SCHEDULE OF CREDIT DEFAULT SWAPS – SELL PROTECTION(1)

	Implied
	Credit
	Spread at					Upfront	Unrealized
	December 31,	Fixed	Maturity		Notional	Premiums	Appreciation/
Reference Obligation	2008(2)	Rate	Date	Counterparty	Amount(3)	Paid/(Received)	(Depreciation)

American International Group, Inc., 6.250%,
05/01/2036	5.25%	5.000%	12/20/2013	Deutsche Bank	200,000	(41,000)	$39,004
General Electric Capital Corp.,
5.625%, 09/15/2017	3.93%	5.000%	3/20/2013	Barclays Bank	300,000	—	11,520
General Electric Capital Corp.,
5.625%, 09/15/2017	3.85%	4.300%	6/20/2013	Deutsche Bank	300,000	—	5,136
SLM Corp., 5.125%, 08/27/2012	8.26%	5.000%	12/20/2013	Deutsche Bank	500,000	(57,500)	2,610
SLM Corp., 5.125%, 08/27/2012	8.13%	5.000%	3/20/2014	Deutsche Bank	100,000	(10,750)	(122)
							$58,148

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund willeither (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)
The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See notes to financial statements.

Genworth Putnam International Capital Opportunities Fund SCHEDULE OF INVESTMENTS
December 31, 2008

Shares		Value
	COMMON STOCKS - 94.75%
	Australia - 3.14%
35,866	APA Group	$75,362
46,335	Aquarius Platinum	122,627
257,439	Australand Property Group	45,749
44,924	BlueScope Steel Ltd. (c)	110,374
11,381	Caltex Australia Ltd.	57,512
10,944	Crane Group Ltd.	71,700
12,780	Flight Centre, Ltd.	69,778
12,728	Nufarm, Ltd.	93,847
87,083	Pacific Brands Ltd.	26,256
5,486	Sims Group Ltd.	67,145
53,024	Wotif.com Holdings	136,664
		877,014
	Austria - 0.64%
4,283	Andritz AG	113,140
4,213	EVN AG	65,617
		178,757
	Belgium - 1.10%
633	Bekaert SA	42,807
7,825	Euronav NV	107,577
401	Gimv NV	17,342
1,930	Mobistar SA	139,220
		306,946
	Bermuda - 0.94%
6,404	Aspen Insurance Holdings Ltd.	155,297
3,703	Axis Capital Holdings, Ltd.	107,831
		263,128
	Canada - 5.24%
2,400	ATCO, Ltd.	73,876
16,877	Biovail Corp. (a)	157,765
8,891	Canaccord Capital, Inc. (a)	29,096
5,091	Canadian Western Bank Edmonton (a)	51,054
4,700	Dorel Industries Inc. (a)	106,602
13,825	Ensign Energy Services Inc.	148,049
14,755	Forzani Group Ltd. (a)	85,817
5,766	Home Capital Group, Inc.	92,480
9,705	Inmet Mining Corp.	153,928
1,424	Leons Furniture Ltd. (a)	10,382
16,954	Methanex Corp. (a)	188,149
5,832	Northbridge Financial (a)	183,723
12,500	Pason Systems, Inc. (a)	142,264
251	Yamana Gold, Inc. (a)	1,921
2,694	Zargon Energy (a)	38,059
		1,463,165
	Cayman Islands - 0.32%
4,100	Herbalife Ltd.	88,888
	Denmark - 1.97%
6,464	D/S Norden	228,057
7,311	Dampskibsselskabet Torm A/S	80,301
5,018	East Asiatic Co., Ltd. A/S	170,865
5,650	Sydbank A/S	69,533
		548,756
	Finland - 1.41%
10,007	Konecranes Oyj	174,206

Shares		Value
	Finland (Continued)
3,777	Poyry Oyj	$41,437
10,148	Rautaruukki Oyj	177,238
		392,881
	France - 8.56%
10,238	Air France-KLM	132,032
12,277	Beneteau SA	116,604
4,614	Cap Gemini SA	178,409
1,877	Ciments Francais	158,769
1,080	CNP Assurances	78,471
2,550	Dassault Systemes SA	115,609
30,275	Havas	62,745
3,135	IMS International Metal Service	40,669
3,497	Legrand SA	66,970
1,129	Neopost SA	102,444
1,542	Nexans	92,338
5,317	Publicis Groupe	137,221
9,847	Rexel Distribution	65,812
2,736	SEB SA	82,283
2,057	Sperian Protection	128,343
8,383	Teleperformance	234,647
8,094	Thales SA	339,002
2,243	Vallourec SA	255,029
		2,387,397
	Germany - 4.49%
11,106	Deutsche Lufthansa AG	184,829
6,481	ElringKlinger AG	62,612
2,321	Fielmann AG	152,798
4,257	freenet AG (a)	25,593
1,964	Fuchs Petrolub AG	105,139
20,086	Gildemeister AG	232,491
1,119	KWS SAAT AG	179,349
3,193	Norddeutsche Affinerie AG	126,868
7,468	Symrise AG	104,016
1,687	Wincor Nixdorf AG	78,897
		1,252,592
	Greece - 0.57%
177	Attica Holdings S.A	1,153
4,219	Public Power Corp. SA	67,804
4,703	Titan Cement Co. SA	91,027
		159,984
	Guernsey - 0.46%
6,974	Amdocs Ltd. (a)	127,555
	Hong Kong - 3.73%
15,400	ASM Pacific Technology, Ltd.	50,757
230,880	Chaoda Modern Agriculture, Ltd.	148,366
160,000	CNPC Hong Kong, Ltd.	50,135
26,000	Dah Sing Financial Holdings Ltd.	66,883
352,000	Guangdong Investment, Ltd.	142,360
20,000	Industrial & Commercial Bank of China,
	Ltd.	21,534
2,846	KHD Humboldt Wedag International, Ltd. (a) . .	31,790
35,500	Kingboard Chemical	64,349
110,000	Lenovo Group Ltd.	30,218
45,000	Television Broadcasts Ltd.	147,522
33,000	Vtech Holdings, Ltd.	139,802

See notes to financial statements.

Genworth Putnam International Capital Opportunities Fund SCHEDULE OF INVESTMENTS (Continued)
December 31, 2008

Shares		Value
	COMMON STOCKS (Continued)
	Hong Kong (Continued)
27,000	Wheelock & Co., Ltd.	$59,501
15,000	Wing Hang Bank Ltd.	87,257
		1,040,474
	Hungary - 0.26%
4,816	OTP Bank plc (a)	73,125
	Ireland (Republic of) - 2.09%
8,640	DCC plc	125,692
55,775	Dragon Oil plc (a)	129,924
1,211	FBD Holdings plc	12,337
34,842	Kingspan Group	151,734
8,637	Paddy Power	161,959
		581,646
	Italy - 2.37%
3,418	ACEA SpA	46,587
12,063	Credito Emiliano SpA	63,669
8,149	Danieli & Co. SpA	88,415
4,743	Fondiaria-SAI SpA	86,581
18,016	Indesit Company SpA	109,842
43,000	Milano Assicurazioni SpA	135,044
23,713	Recordati SpA	130,168
		660,306
	Japan - 23.82%
15,300	ADEKA Corp.	112,817
2,700	Aeon Fantasy Co.	23,875
20,400	Aica Kogyo Co.	227,878
4,000	Askul Corp.	85,958
12	Axell Corp.	41,313
2,800	BML, Inc.	61,518
18,700	Brother Industries, Ltd.	111,558
2,700	Canon Electronics	38,345
7,500	Capcom Co., Ltd.	169,674
3,300	Century Leasing System, Inc.	29,482
9,300	Chiyoda Integre Co., Ltd.	113,629
36,000	Daifuku Co., LTD.	210,039
10,500	F.C.C. Co., Ltd.	88,434
5,000	Fuyo General Lease	97,833
1,990	Hakuhodo DY Holdings, Inc.	108,566
1,100	Hirose Electric Co. Ltd.	111,299
2,500	Hisamitsu Pharmaceutical Co., Inc.	102,194
3,600	Hitachi Chemical	37,398
700	Hitachi Systems & Services, Ltd.	7,324
4,100	Hokuto Corp.	116,387
1,500	Ibiden Co., Ltd.	31,101
1,300	Itochu Techno-Solutions Corp.	31,761
13,000	Japan Aviation Electronics Industry, Ltd.	54,459
17,000	Kansai Paint Co., Ltd.	87,340
67,000	Kansai Urban Banki	103,179
14,600	Keihin Corp.	106,380
2,400	Kintetsu World Express Inc.	47,250
3,800	Kobayashi Pharmace	162,450
12,000	Komori Corp.	131,877
15,300	Leopalace 21 Corp.	155,026
6,900	Musashi Seimitsu	60,243
2,600	Musashino Bank	101,637
7,400	Nifco, Inc.	75,044
8,900	Nihon Kohden Corp.	211,050

Shares		Value
	Japan (Continued)
6,000	Nihon Parkerizing	$51,995
9,000	Nippon Electric Glass	47,508
6,000	Nippon Shinyaku Co	71,632
15,600	Nissin Kogyo Co., Ltd.	116,009
2,300	Nitto Denko Corp.	44,031
93	NTT Urban Devleopment Corp.	100,716
230	OBIC Co., Ltd.	37,561
7	Okinawa Cellular.	15,169
4,400	Ono Pharmaceutical Co., Ltd.	229,083
20,000	Onward Holdings Ltd.	159,414
57	Raysum Co., Ltd.	13,278
4,600	Ricoh Leasing	83,551
7,500	Sankyo Co., Ltd..	378,364
8,600	Santen Pharmaceutical Co., Ltd.	259,873
2,400	Seikagaku Corp.	26,129
7,900	Shima Seiki Manufacturing Ltd.	156,415
3,800	Shimano, Inc.	149,593
20,600	Shin-Etsu Polymer Co., Ltd.	99,445
9,000	Shinko Electric Industries Co., Ltd.	73,490
15,500	Stanley Electric Co., Ltd.	163,661
8,000	Suruga Bank	79,477
7,200	Taiyo Ink Mfg. Co.	138,202
10,500	Tamron Co., Ltd.	92,807
13,000	Tanabe Seiyaku Co., Ltd.	196,219
14,400	Tokai Rika Co., Ltd.	126,078
19,000	Tokai Tokyo Securities Co., Ltd.	52,563
35,000	Tokyu Land Corp.	134,157
3,500	Trend Micro, Inc.	122,930
6,400	Yamato Kogyo Co., Ltd.	173,211
		6,646,879
	Jersey - 0.24%
95,854	Regus PLC (a)	68,218
	Mexico - 0.28%
42,700	Grupo Financiero Banorte S.A.B. de C.V	76,714
	Netherlands - 1.88%
12,477	Arcadis NV	164,735
4,219	Hunter Douglas N.V	138,893
4,579	Koninklijke Boskalis Westminster NV	106,830
10,168	SNS REAAL NV	55,888
17,868	Wavin NV	58,507
		524,853
	New Zealand - 0.09%
7,613	Fletcher Building Limited	25,651
	Norway - 1.32%
14,177	Sparebank 1 Sr Grunnfonds (a)	66,357
14,173	Tandberg ASA	156,192
19,789	TGS Nopec Geophysical Co. ASA (a)	100,511
13,624	Veidekke (a)	44,530
		367,590
	Portugal - 0.28%
31,468	Banco BPI SA.	76,912
	Singapore - 1.43%
108,000	Keppel Land Ltd.	128,341
78,000	MobileOne Ltd.	80,532
109,000	Neptune Orient Lines Ltd.	85,657
48,000	Singapore Press Holdings Ltd.	104,079
		398,609

See notes to financial statements.

Genworth Putnam International Capital Opportunities Fund SCHEDULE OF INVESTMENTS (Continued)
December 31, 2008

Shares		Value
	COMMON STOCKS (Continued)
	South Africa - 0.05%
3,091	Investec plc	$13,426
	South Korea - 4.16%
574	Cheil Communications Inc.	89,612
12,040	Daegu Bank	65,499
3,210	Dong Wha Pharm	80,414
1,459	GS Home Shopping Inc.	55,985
15,740	Halla Climate Control Corp.	91,949
1,887	Honam Petrochemical Corp.	79,223
1,846	Hyundai Mipo Dockyard Co., Ltd.	204,186
1,407	LG Chemical Ltd.	80,993
130	Lotte Confectionery	135,791
43,500	Orient Overseas, Ltd.	97,540
12,590	Pusan Bank	59,715
1,560	SK Corp.	119,922
		1,160,829
	Spain - 2.07%
14,328	Gestevision Telecinco SA	154,338
6,711	Indra Sistemas SA	154,036
4,726	Obrascon Huarte Lain SA	67,068
4,660	Sociedad General de Aguas de Barcelona
	SA	96,926
3,996	Tecnicas Reunidas SA	105,561
		577,929
	Sweden - 3.33%
2,482	AF AB	38,029
6,550	Hoganas AB	58,921
12,197	JM AB	68,680
25,978	KappAhl Holding AB	79,167
4,244	Oriflame Cosmetics SA	123,974
53,381	Peab AB	152,278
16,846	Seco Tools AB	130,829
27,307	SKF AB	277,879
		929,757
	Switzerland - 6.91%
8,125	Addax Petroleum Corp. (a)	138,806
3,542	Baloise-Holding	267,486
871	Banque Cantonale Vaudoise	262,440
1,652	Bucher Industries AG	167,487
389	Forbo Holding AG	71,677
1,848	Geberit AG	199,862
786	Georg Fischer AG	181,407
678	Helvetia Holding AG	149,204
9,078	Logitech International SA (a)	142,465
927	Partners Group Holding	66,348
2,672	Schindler Holding AG	120,134
119	Sika AG	102,184
1,598	Tecan Group Ltd.	59,267
		1,928,767
	United Kingdom - 11.60%
38,400	Amlin plc	199,600
20,495	Antofagasta plc	128,383
28,738	Ashmore Group	55,495
10,462	Aveva Group plc	87,118
17,936	The Berkeley Group Holdings plc (a)	227,445
21,333	BlueBay Asset Management plc	21,700

Shares		Value
	United Kingdom (Continued)
14,764	Brit Insurance Holdings Plc	$47,271
20,049	Close Brothers Group plc	154,460
20,610	Daily Mail & General Trust plc	81,336
10,979	Dana Petroleum plc (a)	157,777
30,761	Davis Service Group plc	121,093
8,008	Drax Group Plc	65,007
2,156	Greggs	106,237
27,673	Halfords Group	97,352
22,044	Hargreaves Lansdow	52,045
34,059	Hiscox Ltd.	169,497
9,489	Holidaybreak	26,874
38,383	JKX Oil & Gas plc	102,945
29,789	John Wood Group plc	81,289
29,474	Kazakhmys Plc	100,610
11,265	Keller Group plc	94,021
25,562	Man Group Plc	87,937
8,790	Next plc	138,127
69,450	RAB Capital plc	11,250
5,827	Rathbone Brothers	70,992
8,819	Renishaw plc	63,318
10,213	Schroders plc	128,476
17,727	Shire Plc	261,118
8,663	Spectris plc	66,893
71,468	Tomkins Plc	128,675
11,439	Vedanta Resources plc	102,718
		3,237,059
	Total Common Stocks
	(Cost $25,164,306)	26,435,807
	INVESTMENT COMPANIES - 1.23%
	Taiwan - 1.23%
45,075	iShares MSCI Taiwan Index Fund (b)	342,119
	Total Investment Companies
	(Cost $361,483)	342,119
	PREFERRED STOCKS - 0.03%
	Germany - 0.03%
157	Fuchs Petrolub AG	7,440
	Total Preferred Stocks
	(Cost $7,204)	7,440
	REAL ESTATE INVESTMENT TRUSTS - 0.97%
	Australia - 0.46%
50,621	Abacus Property Group (a)	7,664
72,763	Commonwealth Property Office Fund	59,991
76,012	ING Office Funds (a)	43,228
99,511	Macquarie Office Trust	17,092
		127,975
	Netherlands - 0.19%
1,073	VastNed Retail NV	54,031
	Singapore - 0.20%
156,000	Macquarie Prime REIT	56,395
	United Kingdom - 0.12%
8,864	Great Portland Estates PLC	33,286
	Total Real Estate Investment Trusts
	(Cost $324,624)	271,687

See notes to financial statements.

Genworth Putnam International Capital Opportunities Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2008

Shares		Value
	RIGHTS - 0.05%
	Australia - 0.05%
99,511	Macquarie Office Trust Rights	$13,876
	Total Rights
	(Cost $769)	13,876
	WARRANTS - 0.82%
	United Kingdom - 0.82%
	UBS AG London Branch
56,558	Expiration: March, 2009 (a)(c)	99,754
36,655	Expiration: August, 2009 (a)(c)	128,622
		228,376
	Total Warrants
	(Cost $282,293)	228,376
	SHORT TERM INVESTMENTS - 0.73%
	Money Market Funds - 0.28%
79,253	Federated Prime Obligations Fund	79,253
Principal
Value
	U.S. Treasury Bills - 0.45%
	U.S. Treasury Bill
$125,000	Effective yield, 0.349%, 11/19/2009	124,636
	Total Short Term Investments
	(Cost $203,554)	203,889

Shares		Value
	INVESTMENTS PURCHASED AS SECURITIES
	LENDING COLLATERAL - 0.45%
	Money Market Funds - 0.45%
127,200	Mount Vernon Prime Portfolio	$127,200
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $127,200)	127,200
	Total Investments
	(Cost $26,471,433) - 99.03%	27,630,394
	Other Assets in Excess of
	Liabilities - 0.97%	269,526
	TOTAL NET ASSETS - 100.00%	$27,899,920

Percentages are stated as a percent of net assets.
(a)	Non-Income Producing
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the
	Securities Act of 1933. Such securities are treated as liquid
	securities according to the Fund’s guidelines. The market value
	of these securities total $338,750, which represents 1.21% of
	total net assets.

SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS

		Amount of		Amount of	Unrealized
Forward	Currency to	Currency to be	Currency to	Currency to be	Appreciation/
Expiration Date	be Received	Received	be Delivered	Delivered	(Depreciation)

01/21/2009	U.S. Dollars	676,886	Australian Dollar	960,200	$9,085
01/21/2009	U.S. Dollars	1,345,923	British Pound	916,400	29,215
01/21/2009	U.S. Dollars	1,486,626	Canadian Dollar	1,757,400	63,619
01/21/2009	U.S. Dollars	2,731,825	European Monetary Unit	2,092,300	(173,663)
01/21/2009	U.S. Dollars	325,905	Japanese Yen	30,002,200	(5,213)
01/21/2009	U.S. Dollars	870,262	Norwegian Krone	6,174,700	(10,111)
01/21/2009	U.S. Dollars	1,218,000	Swedish Krona	9,921,200	(36,080)
01/21/2009	U.S. Dollars	1,758,196	Swiss Franc	2,095,300	(210,803)
01/21/2009	Australian Dollar	1,579,700	U.S. Dollars	1,090,216	8,436
01/21/2009	British Pound	1,440,700	U.S. Dollars	2,117,530	(47,493)
01/21/2009	Canadian Dollar	1,679,100	U.S. Dollars	1,388,442	(28,809)
01/21/2009	European Monetary Unit	2,581,100	U.S. Dollars	3,355,671	228,592
01/21/2009	Japanese Yen	89,827,900	U.S. Dollars	984,089	7,291
01/21/2009	Norwegian Krone	5,120,800	U.S. Dollars	715,651	14,460
01/21/2009	Swedish Krona	5,189,300	U.S. Dollars	643,112	12,837
01/21/2009	Swiss Franc	2,296,200	U.S. Dollars	1,907,846	249,942
					$111,305

SCHEDULE OF OPEN FUTURES CONTRACTS

	Number of
	Contracts	Notional	Settlement	Unrealized
Description	Purchased	Value	Month	Appreciation

Dow Jones EURO STOXX 50 Index Futures	2	67,918	Mar-09	$197
Russell 2000 Index Mini Futures	2	94,520	Mar-09	2,200
SPI 200 Index Futures	1	61,859	Mar-09	1,502
				$3,899

See notes to financial statements.

Genworth Thornburg International Value Fund SCHEDULE OF INVESTMENTS
December 31, 2008

Shares		Value
	COMMON STOCKS - 90.54%
	Brazil - 0.72%
16,519	Redecard SA	$182,049
	Canada - 7.49%
14,100	Canadian National Railway Co. (a)	511,460
9,791	Canadian Natural Resources Ltd. (a)	386,643
5,000	Canadian Oil Sands Trust (a)	85,460
2,794	Potash Corp. of Saskatchewan, Inc.	204,577
24,117	Rogers Communications, Inc. (a)	714,817
		1,902,957
	China - 4.11%
222,500	China Life Insurance Co.	683,627
192,263	China Merchants Bank Co., Ltd.	359,738
		1,043,365
	Denmark - 5.16%
17,358	Novo-Nordisk A/S	895,393
7,040	Vestas Wind Systems A/S (a)	414,281
		1,309,674
	Finland - 3.44%
13,305	Fortum Oyj	289,188
37,304	Nokia Oyj	585,388
		874,576
	France - 11.28%
2,620	Air Liquide	239,938
27,884	AXA SA	625,873
8,327	BNP Paribas SA	359,430
18,687	France Telecom SA	520,857
10,137	Groupe Danone	612,475
7,523	LVMH Moet Hennessy Louis Vuitton SA	504,180
		2,862,753
	Germany - 3.77%
10,647	E.ON AG	411,904
15,161	SAP AG	545,897
		957,801
	Greece - 1.27%
17,369	National Bank of Greece SA	322,553
	Guernsey - 1.20%
16,617	Amdocs Ltd. (a)	303,925
	Hong Kong - 3.40%
52,000	China Mobile Ltd.	527,598
34,900	Hong Kong Exchanges and Clearing Ltd.	335,073
		862,671
	Israel - 4.11%
24,509	Teva Pharmaceutical Industries Ltd. -
	ADR (b)	1,043,348
	Japan - 7.56%
6,400	Fanuc Ltd.	458,699
20,100	Komatsu Ltd.	256,406
1,700	Nintendo Co. Ltd.	649,658
16,800	Toyota Motor Corp.	555,380
		1,920,143
	Mexico - 3.05%
11,658	America Movil, S.A.B de C.V. - ADR	361,281
154,785	Wal-Mart de Mexico, S.A.B. de C.V.	413,550
		774,831

Shares		Value
	Netherland Antilles - 0.93%
5,581	Schlumberger Ltd. (b)	$236,244
	Russian Federation - 0.48%
8,510	OAO Gazprom (a)	121,267
	Spain - 2.53%
28,468	Telefonica SA	642,570
	Sweden - 2.72%
17,339	Hennes & Mauritz AB	689,661
	Switzerland - 13.88%
461	Givaudan AG	364,280
3,881	Julius Baer Holding AG	150,417
18,068	Logitech International SA (a)	283,550
20,419	Nestle SA	808,555
11,280	Novartis AG	564,919
5,753	Roche Holding AG	890,663
9,414	Swiss Re	460,962
		3,523,346
	Turkey - 1.20%
52,900	Turkcell Iletisim Hizmetleri AS (a)	305,840
	United Kingdom - 12.24%
165,760	ARM Holdings plc	209,849
21,587	Carnival plc	476,729
28,000	Kingfisher plc	55,158
16,335	Reckitt Benckiser Group plc	612,088
15,988	SABMiller plc	268,484
67,514	Smith & Nephew plc	431,179
39,451	Standard Chartered plc	504,817
26,885	Vodafone Group plc - ADR	549,530
		3,107,834
	Total Common Stocks
	(Cost $22,143,081)	22,987,408
	PREFERRED STOCKS - 0.76%
	Brazil - 0.76%
11,871	Empresa Brasileira de Aeronautica SA -
	ADR (b)	192,429
	Total Preferred Stocks
	(Cost $224,951)	192,429
	SHORT TERM INVESTMENTS - 9.30%
	Money Market Funds - 9.30%
2,361,845	Federated Prime Obligations Fund	2,361,845
	Total Short Term Investments
	(Cost $2,361,845)	2,361,845

See notes to financial statements.

Genworth Thornburg International Value Fund SCHEDULE OF INVESTMENTS (Continued)
December 31, 2008

Shares		Value
	INVESTMENTS PURCHASED AS SECURITIES
	LENDING COLLATERAL - 2.61%
	Money Market Funds - 2.61%
661,377	Mount Vernon Prime Portfolio	$661,377
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $661,377)	661,377
	Total Investments
	(Cost $25,391,254) - 103.21%	26,203,059
	Liabilities in Excess of Other
	Assets - (3.21)%	(814,559)
	TOTAL NET ASSETS - 100.00%	$25,388,500

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a)	Non-Income Producing
(b)	All or a portion of this security is on loan.

SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS

		Amount of		Amount	Unrealized
Forward		Currency to be	Currency to	Currency to be	Appreciation/
Expiration Date	Currency to be Received	Received	be Delivered	Delivered	(Depreciation)

6/19/2009	U.S. Dollars	456,700	British Pounds	298	$29,061
6/16/2009	U.S. Dollars	1,839,363	European Monetary Unit	1,380,000	(70,077)
5/29/2009	U.S. Dollars	626,735	Mexican Peso	8,920,000	6,866
6/16/2009	European Monetary Unit	773,000	U.S. Dollars	1,057,541	12,022
					$(22,128)

See notes to financial statements.

Genworth Western Asset Management Core Plus Fixed Income Fund SCHEDULE OF INVESTMENTS
December 31, 2008

Principal
Value		Value
	CORPORATE BONDS - 28.05%
	Banks - 0.64%
$220,000	RSHB Capital
	7.125%, 01/14/2014	$140,898
510,000	TuranAlem Finance BV
	8.250%, 01/22/2037	220,575
		361,473
	Beverages - 0.84%
200,000	Diageo Capital PLC
	7.375%, 01/15/2014	213,274
210,000	PepsiCo Inc.
	7.900%, 11/01/2018	257,846
		471,120
	Capital Markets - 1.17%
	Bear Stearns Cos., Inc.
30,000	6.400%, 10/02/2017	31,227
20,000	7.250%, 02/01/2018	21,954
170,000	Goldman Sachs Group, Inc.
	6.150%, 04/01/2018	163,646
210,000	Merrill Lynch & Co., Inc.
	6.875%, 04/25/2018	220,043
250,000	Morgan Stanley
	6.625%, 04/01/2018	219,685
		656,555
	Chemicals - 0.04%
40,000	Westlake Chemical Corp.
	6.625%, 01/15/2016	23,400
	Commercial Banks - 1.10%
140,000	HSBK Europe BV
	9.250%, 10/16/2013	105,700
270,000	ICICI Bank Ltd.
	6.375%, 04/30/2022	142,569
180,000	Wells Fargo & Co.
	5.625%, 12/11/2017	188,119
180,000	Wells Fargo Capital XV
	9.750%, 09/26/2044	181,970
		618,358
	Computers & Electronics - 0.07%
40,000	L-3 Communications Corp.
	7.625%, 06/15/2012	39,200
	Consumer Finance - 1.48%
125,000	American Express Co.
	7.000%, 03/19/2018	126,606
170,000	Caterpillar Financial Services Corp.
	6.200%, 09/30/2013	175,435
300,000	Ford Motor Credit Company
	7.375%, 10/28/2009	263,513
460,000	General Motors Acceptance Corp.
	8.000%, 11/01/2031 (c)	269,634
		835,188
	Diversified Financial Services - 3.09%
250,000	Bank of America Funding Corp. 5.650%,
	05/01/2018	251,935
	Citigroup, Inc.
40,000	6.500%, 08/19/2013	40,403
210,000	6.125%, 11/21/2017	212,574
150,000	6.875%, 03/05/2038	171,260

Principal
Value		Value
	Diversified Financial Services (Continued)
$530,000	JPMorgan Chase & Co.
	6.125%, 06/27/2017	$522,435
540,000	Wachovia Corp.
	5.750%, 02/01/2018	542,022
		1,740,629
	Diversified Manufacturing - 0.61%
340,000	General Electric Capital Corp.
	5.625%, 05/01/2018	343,081
	Diversified Telecommunication
	Services - 2.99%
	AT&T, Inc.
330,000	5.600%, 05/15/2018	336,596
370,000	6.400%, 05/15/2038	397,696
180,000	Royal KPN NV
	8.375%, 10/01/2030	203,849
55,000	Sprint Capital Corp.
	8.750%, 03/15/2032	37,195
425,000	Sprint Nextel Corp.
	6.000%, 12/01/2016	300,054
	Verizon Communications, Inc.
270,000	5.500%, 02/15/2018	260,155
90,000	6.400%, 02/15/2038	96,059
60,000	Windstream Corp.
	8.625%, 08/01/2016	53,400
		1,685,004
	Electric Utilities - 0.54%
140,000	FirstEnergy Corp.
	7.375%, 11/15/2031	132,796
	Pacific Gas & Electric Co.
10,000	8.250%, 10/15/2018	12,036
150,000	6.050%, 03/01/2034	159,836
		304,668
	Energy - 0.24%
140,000	Petrobras International Finance Co.
	6.125%, 10/06/2016	137,200
	Energy Equipment & Services - 0.28%
140,000	Baker Hughes, Inc.
	7.500%, 11/15/2018	155,487
	Health Care Providers & Services - 1.90%
120,000	Cardinal Health, Inc.
	5.850%, 12/15/2017	108,384
60,000	Community Health Systems, Inc.
	8.875%, 07/15/2015	55,500
100,000	FMC Finance III SA
	6.875%, 07/15/2017	94,000
	HCA, Inc.
300,000	9.250%, 11/15/2016	276,000
250,000	9.625%, 11/15/2016	195,625
160,000	Tenet Healthcare Corp.
	9.250%, 02/01/2015 (a)	129,600
110,000	UnitedHealth Group, Inc.
	4.875%, 02/15/2013	102,792
120,000	Wellpoint, Inc.
	5.875%, 06/15/2017	109,392
		1,071,293

See notes to financial statements.

Genworth Western Asset Management Core Plus Fixed Income Fund SCHEDULE OF INVESTMENTS (Continued)
December 31, 2008

Principal
Value		Value
	CORPORATE BONDS (Continued)
	Independent Power Producers & Energy
	Traders - 0.70%
$480,000	AES Corp.
	8.000%, 10/15/2017	$396,000
	Insurance - 0.61%
350,000	Metlife, Inc.
	6.400%, 12/15/2036 (f)	210,485
200,000	Travelers Companies, Inc.
	6.250%, 03/15/2037 (g)	131,194
		341,679
	Machinery & Equipment - 0.30%
170,000	John Deere Capital Corp.
	4.900%, 09/09/2013	167,022
	Manufacturing - 0.10%
70,000	Biomet, Inc.
	10.375%, 10/15/2017	55,650
	Media - 1.35%
580,000	Comcast Corp.
	5.700%, 05/15/2018	544,891
	Time Warner, Inc.
110,000	5.875%, 11/15/2016	98,764
130,000	6.500%, 11/15/2036	118,214
		761,869
	Metals & Mining - 0.50%
250,000	Freeport McMoRan Copper & Gold, Inc.
	8.375%, 04/01/2017	205,284
130,000	Vedanta Resources
	8.750%, 01/15/2014	78,234
		283,518
	Multi-Utilities - 0.40%
210,000	Dominion Resources, Inc.
	8.875%, 01/15/2019	226,692
	Oil & Gas - 5.82%
420,000	Anadarko Petroleum
	6.450%, 09/15/2036	332,236
	Apache Corp.
10,000	6.000%, 09/15/2013	10,381
120,000	6.000%, 01/15/2037	116,748
300,000	Conoco Inc.
	6.950%, 04/15/2029	323,732
120,000	Devon Energy Corp.
	7.950%, 04/15/2032	132,908
420,000	El Paso Corp.
	7.875%, 06/15/2012	379,250
250,000	Energy Transfer Partners LP
	6.700%, 07/01/2018	211,073
230,000	Gaz Capital SA
	6.212%, 11/22/2016	151,739
260,000	Intergas Finance BV
	6.375%, 05/14/2017	150,800
220,000	KazMunaiGaz Finance BV
	8.375%, 07/02/2013	172,700
	Kinder Morgan Energy Partners
170,000	5.950%, 02/15/2018	145,332
200,000	6.950%, 01/15/2038	162,188

Principal
Value		Value
	Oil & Gas (Continued)
$170,000	Occidental Pete Corp.
	7.000%, 11/01/2013	$185,736
260,000	Pemex Project Funding Master Trust
	6.625%, 06/15/2035	220,415
200,000	Transocean Sedco Forex, Inc.
	5.250%, 03/15/2013	185,930
275,000	Williams Companies, Inc.
	7.500%, 01/15/2031	184,638
230,000	XTO Energy, Inc.
	5.500%, 06/15/2018	208,585
		3,274,391
	Pharmaceuticals - 0.28%
140,000	Wyeth
	5.950%, 04/01/2037	155,998
	Pipelines - 0.44%
290,000	Enterprise Prods Operations
	6.300%, 09/15/2017	245,837
	Special Purpose Entity - 0.25%
290,000	TNK-BP Finance SA
	6.625%, 03/20/2017	139,925
	Steel - 0.25%
270,000	Evraz Group SA
	8.875%, 04/24/2013	141,075
	Telecommunications - 1.29%
120,000	British Telecommunications PLC
	9.125%, 12/15/2030	127,865
130,000	Deutsche Telekom International Finance
	BV 5.750%, 03/23/2016	124,621
140,000	Telecom Italia
	5.250%, 10/01/2015	106,717
230,000	Telefonica Emisiones SAU
	6.221%, 07/03/2017 (a)	226,964
220,000	VIP Finance Ireland
	8.375%, 04/30/2013	139,590
		725,757
	Tobacco - 0.23%
160,000	Reynolds American, Inc.
	6.750%, 06/15/2017	127,196
	Transportation - 0.37%
230,000	Vale Overseas Ltd.
	6.875%, 11/21/2036	209,346
	Wireless Telecommunication Services - 0.17%
110,000	America Movil S.A.B. de C.V.
	5.625%, 11/15/2017	98,343
	Total Corporate Bonds
	(Cost $13,969,651)	15,792,954
	MORTGAGE BACKED SECURITIES - 48.98%
	Federal Home Loan Mortgage Corp.
900,000	Pool #TBA,
	5.500%, 01/01/2039 (b)	921,235
	Federal National Mortgage Association
6,000,000	Pool #TBA,
	5.000%, 01/01/2034 (b)	6,126,564
1,200,000	Pool #TBA,
	5.500%, 01/01/2034 (b)	1,230,187

See notes to financial statements.

Genworth Western Asset Management Core Plus Fixed Income Fund SCHEDULE OF INVESTMENTS (Continued)
December 31, 2008

Principal
Value		Value
	MORTGAGE BACKED SECURITIES (Continued)
	Federal National Mortgage Association
	(Continued)
$1,200,000	Pool #TBA,
	5.500%, 01/01/2039 (b)	$1,235,813
1,900,000	Pool #TBA,
	6.000%, 01/01/2039 (b)	1,962,859
2,100,000	Pool #TBA,
	6.500%, 01/01/2039 (b)	2,181,048
4,443,417	Pool #725232,
	5.000%, 03/01/2034	4,549,137
4,451,956	Pool #928382,
	5.500%, 06/01/2037	4,569,455
3,753,040	Pool #950694,
	6.000%, 10/01/2037	3,868,512
	Government National Mortgage
	Association
900,000	Pool #TBA,
	6.000%, 01/01/2039 (b)	928,547
	Total Mortgage Backed Securities
	(Cost $26,972,290) . . . .	27,573,357
	U.S. GOVERNMENT AGENCY ISSUES - 1.00%
500,000	Federal Home Loan Bank
	4.000%, 09/06/2013	534,229
	Federal National Mortgage Association
	Discount Note
28,000	Effective yield,
	0.301%, 05/18/2009	27,976
	Total U.S. Government Agency Issues
	(Cost $530,838)	562,205
	U.S. TREASURY OBLIGATIONS - 7.83%
	U.S. Treasury Bond - 0.96%
217,094	1.750%, 01/15/2028 (d)	200,642
110,000	5.500%, 08/15/2028 (a)	148,706
30,000	5.375%, 02/15/2031 (a)	41,231
110,000	4.375%, 02/15/2038 (a)	147,366
		537,945
	U.S. Treasury Note - 6.87%
1,000,000	2.375%, 08/31/2010 (a)	1,030,665
1,430,000	1.500%, 12/31/2013	1,427,207
1,506,495	1.375%, 07/15/2018 (d)(e)	1,409,397
		3,867,269
	Total U.S. Treasury Obligations
	(Cost $4,221,035)	4,405,214
Shares
	SHORT TERM INVESTMENTS - 39.71%
	Money Market Funds - 39.71%
22,357,690	Federated Prime Obligations Fund	22,357,690
	Total Short Term Investments
	(Cost $22,357,690)	22,357,690

Shares		Value
	INVESTMENTS PURCHASED AS SECURITIES
	LENDING COLLATERAL - 3.12%
	Money Market Funds - 3.12%
1,756,822 Mount Vernon Prime Portfolio		$1,756,822
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $1,756,822)	1,756,822
	Total Investments
	(Cost $69,808,326) - 128.69%	$72,448,242
	Liabilities in Excess of Other
	Assets - (28.69)%	(16,151,721)
	TOTAL NET ASSETS - 100.00%	$56,296,521

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan.
(b)	Security purchased on a when-issued basis. On December 31,
	2008, the total value of the investments purchased on a when-
	issued basis was $14,586,253, or 25.91%, of total net assets.
(c)	Restricted securities as defined in Rule 144(a) under the
	Securities Act of 1933. Such securities are treated as liquid
	securities according to the Fund’s guidelines. The market value
	of these securities total $269,634, which represents 0.48% of
	total net assets.
(d)	Represents a U.S. Treasury Inflation Protected Security.
(e)	Assigned as collateral for certain future and options contracts.
(f)	Security has fixed rate until December 2026, then adjusts to a
	variable rate based on the 3 month LIBOR until final maturity of
	December 2066.
(g)	Security has fixed rate until March 2017, then adjusts to a
	variable rate based on the 3 month LIBOR until final maturity of
	March 2067.

SCHEDULE OF OPTIONS WRITTEN

Contracts		Value
	CALL OPTIONS
3	Eurodollar 90 Day Futures
	Expiration: March, 2009,
	Exercise Price: $98.25	$5,438
28	U.S. Treasury 10 Year Note Futures
	Expiration: March, 2009,
	Exercise Price: $118.00	229,687
	PUT OPTIONS
2	Eurodollar 90 Day Futures
	Expiration: March, 2009,
	Exercise Price: $96.75	13
28	U.S. Treasury 10 Year Note Futures
	Expiration: March, 2009,
	Exercise Price: $110.00	3,500
7	U.S. Treasury 10 Year Note Futures
	Expiration: March, 2009,
	Exercise Price: $111.00	984
	Total Options Written
	(Premiums received $79,498)	$239,622

See notes to financial statements.

Genworth Western Asset Management Core Plus Fixed Income Fund SCHEDULE OF OPEN FUTURES CONTRACTS
December 31, 2008

	Number of
	Contracts			Unrealized
	Purchased	Notional	Settlement	Appreciation/
Description	(Sold)	Value	Month	(Depreciation)

Eurodollar 90 Day Futures	(3)	(742,163)	Mar-09	$98
U.S. Treasury 10 Year Note Futures	54	6,380,016	Mar-09	136,363
U.S. Treasury Long Bond Futures	(5)	(671,250)	Mar-09	(18,072)
				$118,389

See notes to financial statements.

Genworth Variable Insurance Trust
STATEMENTS OF ASSETS & LIABILITIES
December 31, 2008

					Genworth
		Genworth		Genworth	Legg Mason
	Genworth	Columbia	Genworth	Eaton Vance	Partners
	Calamos	Mid Cap	Davis NY	Large Cap	Aggressive
	Growth Fund	Value Fund	Venture Fund	Value Fund	Growth Fund
ASSETS:
Investments, at value (cost $6,391,746, $28,995,795, $4,887,285,
$64,907,017 and $82,726,119, respectively)[1]	$5,055,720	$28,274,657	$4,084,019	$67,734,180	$87,024,187
Cash	—	335	—	—	—
Foreign Currencies (cost $0, $0, $7,639, $0 and $0, respectively)	—	—	7,654	—	—
Income receivable	1,809	58,720	3,557	150,103	47,657
Receivable for investment securities sold	32	43,211	3,022	—	—
Receivable for fund shares sold	—	26,838	—	67,519	27,752
Receivable from investment advisor	30,508	21,386	35,659	3,929	—
Other assets	11,002	9,601	9,849	6,340	9,084

Total Assets	5,099,071	28,434,748	4,143,760	67,962,071	87,108,680

LIABILITIES:
Payable for collateral on securities loaned	1,362,011	4,497,936	570,850	8,368,569	16,162,960
Payable for investment securities purchased	103,772	23,926	118,799	—	—
Payable for fund shares redeemed	28	27,731	94	61,204	83,399
Payable to Investment Adviser	—	—	—	—	320
Payable to Investment Advisor for reimbursement of organizational costs	30,725	30,708	30,730	30,686	30,590
Other accrued expenses	20,378	35,458	21,295	64,227	73,193

Total Liabilities	1,516,914	4,615,759	741,768	8,524,686	16,350,462
NET ASSETS	$3,582,157	$23,818,989	$3,401,992	$59,437,385	$70,758,218

NET ASSETS CONSIST OF:
Capital stock	$5,339,595	$25,074,375	$4,278,795	$57,690,674	$66,532,744
Unrealized appreciation/(depreciation) on:
Investments	(1,336,026)	(721,138)	(803,266)	2,827,163	4,298,068
Foreign currencies	—	—	15	—	—
Accumulated undistributed net investment income	—	—	40	—	—
Accumulated undistributed net realized (loss)	(421,412)	(534,248)	(73,592)	(1,080,452)	(72,594)
NET ASSETS	$3,582,157	$23,818,989	$3,401,992	$59,437,385	$70,758,218

Shares outstanding (unlimited shares of no par value authorized)	552,999	3,537,342	474,633	7,737,818	9,486,009
Net asset value, offering and redemption price per share	$6.48	$6.73	$7.17	$7.68	$7.46

[1]Includes loaned securities with a market value of:	$1,339,119	$4,450,872	$559,873	$8,274,466	$15,402,155

See notes to financial statements.

Genworth Variable Insurance Trust
STATEMENTS OF ASSETS & LIABILITIES (Continued)
December 31, 2008

		Genworth		Genworth
		Putnam		Western Asset
	Genworth	International	Genworth	Management
	PIMCO	Capital	Thornburg	Core Plus
	StocksPLUS	Opportunities	International	Fixed Income
	Fund	Fund	Value Fund	Fund
ASSETS:
Investments, at value (cost $100,175,237, $26,471,433, $25,391,254 and $69,808,326,
respectively)[1]	$102,949,885	$27,630,394	$26,203,059	$72,448,242
Repurchase Agreements (cost $10,000,000, $0, $0 and $0, respectively)	$10,000,000	—	—	—
Cash	2,112,675	358,754	—	—
Foreign Currencies (cost $39,886, $1,906, $2,748 and $0, respectively)	39,544	1,580	2,623	—
Appreciation on swap contracts	185,004	—	—	—
Appreciation on forward currency contracts	10,378	623,477	47,949	—
Variation margin on futures contracts	1,352,123	—	—	—
Deposits from brokers for open futures contracts	10,888,000	1,917	—	—
Income receivable	318,739	40,151	21,245	442,145
Receivable for investment securities sold	90,638,596	53,228	—	—
Receivable for fund shares sold	79,569	—	19,597	40,920
Receivable from investment advisor	50,326	27,371	—	7,806
Other assets	13,188	9,134	10,881	12,509

Total Assets	218,638,027	28,746,006	26,305,354	72,951,622

LIABILITIES:
Options written, at value (cost $816,615, $0, $0 and $79,498, respectively)	1,784,918	—	—	239,622
Forward sale commitments (proceeds received $44,492,500, $0, $0 and $0,
respectively)	45,106,864	—	—	—
Depreciation on forward currency contracts	69,286	512,172	70,077	—
Swap premiums received	1,836,998	—	—	—
Variation margin payable on futures contracts	—	1,931	—	66,506
Payable for collateral on securities loaned	5,089,800	127,200	661,377	1,756,822
Payable for investment securities purchased	69,193,370	56,522	53,597	14,449,534
Payable for fund shares redeemed	99,395	46,649	25,910	42,734
Payable to Investment Advisor	—	—	27,173	—
Payable to Investment Advisor for reimbursement of organizational costs	30,522	30,608	30,552	30,861
Other accrued expenses	115,802	71,004	48,168	69,022

Total Liabilities	123,326,955	846,086	916,854	16,655,101
NET ASSETS	$95,311,072	$27,899,920	$25,388,500	$56,296,521

NET ASSETS CONSIST OF:
Capital stock	$100,945,680	$27,537,572	$25,071,968	$53,121,944
Unrealized appreciation/(depreciation) on:
Investments	2,774,648	1,158,961	811,805	2,639,916
Written options	(968,303)	—	—	(160,124)
Foreign currencies	(342)	(326)	(125)	—
Futures contracts	2,331,275	3,899	—	118,389
Forward currency contracts	(58,908)	111,305	(22,128)	—
Forward sale commitments	(614,364)	—	—	—
Swap contracts	185,004	—	—	—
Accumulated undistributed net investment income/(loss)	(4,614)	(211,996)	(92,478)	1,323
Accumulated undistributed net realized gain/(loss)	(9,279,004)	(699,495)	(380,542)	575,073
NET ASSETS	$95,311,072	$27,899,920	$25,388,500	$56,296,521

Shares outstanding (unlimited shares of no par value authorized)	13,904,988	4,162,636	3,393,026	5,274,137
Net asset value, offering and redemption price per share	$6.85	$6.70	$7.48	$10.67

[1]Includes loaned securities with a market value of:	$4,989,865	$120,681	$656,064	$1,714,872

See notes to financial statements.

Genworth Variable Insurance Trust STATEMENTS OF OPERATIONS
For the Period from August 15, 20081 through December 31, 2008

					Genworth
		Genworth	Genworth	Genworth	Legg Mason
	Genworth	Columbia	Davis	Eaton Vance	Partners
	Calamos	Mid Cap	NY Venture	Large Cap	Aggressive
	Growth Fund	Value Fund	Fund	Value Fund	Growth Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $59, $168, $133, $0 and $268,
respectively)	$8,859	$168,556	$15,981	$360,748	$151,042
Interest income	3,813	9,002	3,175	21,517	23,390

Total investment income	12,672	177,558	19,156	382,265	174,432

EXPENSES:
Investment advisory fees	12,088	37,062	6,788	79,329	87,048
Audit fees	18,416	18,415	18,413	18,401	18,401
Distribution (12b-1) fees	3,022	10,900	2,262	26,443	31,089
Administration fees	719	838	445	1,497	1,693
Legal fees	6,853	13,305	5,903	24,903	28,497
Reports to shareholders	829	5,402	649	13,897	16,469
Fund accounting fees	—	—	1,305	—	—
Custody fees	196	1,505	2,597	3,507	2,702
Trustees’ fees and expenses	2,127	3,796	1,447	8,097	9,344
Registration fees	202	1,053	222	2,310	2,604
Transfer agent fees and expenses	42	252	28	644	770
Insurance fees	1,273	807	778	853	849
Compliance expenses	350	825	249	1,875	2,203
Organizational Costs	30,725	30,708	30,730	30,686	30,591
Total expenses	76,842	124,868	71,816	212,442	232,260
Less reimbursement by Advisor	(58,593)	(64,659)	(60,536)	(86,837)	(82,608)
Less securities lending credit	(1,325)	(5,707)	(873)	(3,967)	(12,862)
Net expenses	16,924	54,502	10,407	121,638	136,790

Net Investment Income/(loss)	$(4,252)	$123,056	$8,749	$260,627	$37,642

NET REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS:
Net realized (loss) on:
Investments	(421,412)	(548,645)	(72,671)	(1,104,279)	(72,594)
Foreign currencies	—	—	(1,024)	4,046	—
Total	(421,412)	(548,645)	(73,695)	(1,100,233)	(72,594)
Net change in unrealized appreciation/(depreciation) on:
Investments	(1,336,026)	(721,138)	(803,266)	2,827,163	4,298,068
Written options	—	—	—	—	—
Foreign currencies	—	—	15	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	—	—
Total	(1,336,026)	(721,138)	(803,251)	2,827,163	4,298,068
Net realized and unrealized gain/(loss)	(1,757,438)	(1,269,783)	(876,946)	1,726,930	4,225,474
NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$ (1,761,690)	$ (1,146,727)	$ (868,197)	$1,987,557	$4,263,116

[1] Date of inception.

See notes to financial statements.

Genworth Variable Insurance Trust
STATEMENTS OF OPERATIONS (Continued)
For the Period from August 15, 20081 through December 31, 2008

		Genworth		Genworth
		Putnam		Western Asset
Genworth		International	Genworth	Management
	PIMCO	Capital	Thornburg	Core Plus
	StocksPLUS	Opportunities	International	Fixed Income
	Fund	Fund	Value Fund	Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $0, $13,818, $5,919 and
$0, respectively)	$—	$130,619	$58,609	$—
Interest income	577,328	9,719	16,371	485,577

Total investment income	577,328	140,338	74,980	485,577

EXPENSES:
Investment advisory fees	101,538	50,238	45,064	67,594
Audit fees	26,512	20,027	20,027	23,277
Distribution (12b-1) fees	42,308	13,221	12,518	25,998
Administration fees	2,429	1,139	1,125	1,627
Legal fees	47,048	14,754	17,568	27,454
Reports to shareholders	22,124	6,351	5,999	13,273
Fund accounting fees	28,673	2,146	2,174	—
Custody fees	16,250	85,501	19,251	5,496
Trustees’ fees and expenses	13,044	4,872	4,795	8,450
Registration fees	3,723	1,202	1,106	2,129
Transfer agent fees and expenses	1,050	294	280	630
Insurance fees	1,422	1,267	1,308	1,153
Compliance expenses	3,025	1,026	995	1,945
Organizational Costs	30,522	30,608	30,552	30,861
Total expenses	339,668	232,646	162,762	209,887
Less reimbursement by Advisor	(159,399)	(161,254)	(96,498)	(89,076)
Less securities lending credit	(11,038)	—	(1,172)	(11,621)
Net expenses	169,231	71,392	65,092	109,190

Net Investment Income	$408,097	$68,946	$9,888	$376,387

NET REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	977,061	(669,973)	(419,474)	490,194
Written options	(508,975)	—	—	—
Foreign currencies	(26,702)	(57,652)	(14,353)	—
Futures contracts	(1,499,932)	(12,711)	—	85,709
Forward currency contracts	—	(240,101)	38,065	—
Swap contracts	(1,117,467)	—	—	—
Total	(2,176,015)	(980,437)	(395,762)	575,903
Net change in unrealized appreciation/(depreciation) on:
Investments	2,774,648	1,158,961	811,805	2,639,916
Written options	(968,303)	—	—	(160,124)
Foreign currencies	(342)	(326)	(125)	—
Futures contracts	2,331,275	3,899	—	118,389
Forward currency contracts	(58,908)	111,305	(22,128)	—
Forward sale commitments	(614,364)	—	—	—
Swap contracts	185,004	—	—	—
Total	3,649,010	1,273,839	789,552	2,598,181
Net realized and unrealized gain	1,472,995	293,402	393,790	3,174,084
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,881,092	$362,348	$403,678	$3,550,471

[1] Date of inception.

See notes to financial statements.

Genworth Variable Insurance Trust
STATEMENTS OF CHANGES IN NET ASSETS

					Genworth
		Genworth		Genworth	Legg Mason
	Genworth	Columbia	Genworth	Eaton Vance	Partners
	Calamos	Mid Cap	Davis NY	Large Cap	Aggressive
	Growth Fund	Value Fund	Venture Fund	Value Fund	Growth Fund
	August 15,	August 15,	August 15,	August 15,	August 15,
	2008[1] Ended	2008[1] Ended	2008[1] Ended	2008[1] Ended	2008[1] Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2008	2008	2008	2008
OPERATIONS:
Net investment income/(loss)	$(4,252)	$123,056	$8,749	$260,627	$37,642
Net realized loss on investment transactions	(421,412)	(548,645)	(73,695)	(1,100,233)	(72,594)
Change in unrealized appreciation/(depreciation) on investments	(1,336,026)	(721,138)	(803,251)	2,827,163	4,298,068
Net increase/(decrease) in net assets resulting from operations	(1,761,690)	(1,146,727)	(868,197)	1,987,557	4,263,116

CAPITAL SHARE TRANSACTIONS:
Shares sold	5,344,390	25,040,835	4,281,439	57,862,766	67,478,181
Shares issued to holders in reinvestment of dividends	—	124,085	8,606	259,147	37,754
Shares redeemed	(543)	(75,119)	(11,250)	(412,938)	(983,079)

Net increase	5,343,847	25,089,801	4,278,795	57,708,975	66,532,856

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(124,085)	(8,606)	(259,147)	(37,754)

Total dividends and distributions	—	(124,085)	(8,606)	(259,147)	(37,754)

INCREASE IN NET ASSETS	3,582,157	23,818,989	3,401,992	59,437,385	70,758,218

NET ASSETS:
Beginning of period	—	—	—	—	—
End of period (including undistributed net investment income of $0,
$0, $40, $0 and $0, respectively)	$3,582,157	$23,818,989	$3,401,992	$59,437,385	$70,758,218

CHANGES IN SHARES OUTSTANDING:
Shares sold	553,084	3,529,209	475,066	7,757,195	9,611,350
Shares issued to holders in reinvestment of dividends	—	18,916	1,219	34,161	5,114
Shares redeemed	(85)	(10,783)	(1,652)	(53,538)	(130,455)

Net increase	552,999	3,537,342	474,633	7,737,818	9,486,009

[1] Date of inception.

See notes to financial statements.

Genworth Variable Insurance Trust
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

		Genworth
		Putnam		Genworth
	Genworth	International	Genworth	Western Asset
	PIMCO	Capital	Thornburg	Management
	StocksPLUS	Opportunities	International	Core Plus Fixed
	Fund	Fund	Value Fund	Income Fund
	August 15,	August 15,	August 15,	August 15,
	2008[1] Ended	2008[1] Ended	2008[1] Ended	2008[1] Ended
	December 31,	December 31,	December 31,	December 31,
	2008	2008	2008	2008
OPERATIONS:
Net investment income	$408,097	$68,946	$9,888	$376,387
Net realized gain/(loss) on investment transactions	(2,176,015)	(980,437)	(395,762)	575,903
Change in unrealized appreciation on investments	3,649,010	1,273,839	789,552	2,598,181
Net increase in net assets resulting from operations	1,881,092	362,348	403,678	3,550,471

CAPITAL SHARE TRANSACTIONS:
Shares sold	93,970,378	28,251,250	25,409,463	58,646,285
Shares issued to holders in reinvestment of dividends	7,515,700	—	87,178	375,894
Shares redeemed	(540,398)	(713,678)	(424,641)	(5,900,235)

Net increase	100,945,680	27,537,572	25,072,000	53,121,944

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(369,843)	—	(87,178)	(375,894)
Net realized gains	(7,145,857)	—	—	—

Total dividends and distributions	(7,515,700)	—	(87,178)	(375,894)

INCREASE IN NET ASSETS	95,311,072	27,899,920	25,388,500	56,296,521

NET ASSETS:
Beginning of period	—	—	—	—
End of period (including undistributed net investment income/(loss) of $(4,614),
$(211,996), $(92,478) and $1,323, respectively)	$95,311,072	$27,899,920	$25,388,500	$56,296,521

CHANGES IN SHARES OUTSTANDING:
Shares sold	12,864,328	4,271,950	3,438,836	5,819,526
Shares issued to holders in reinvestment of dividends	1,111,856	—	11,671	35,148
Shares redeemed	(71,196)	(109,314)	(57,481)	(580,537)

Net increase	13,904,988	4,162,636	3,393,026	5,274,137

[1] Date of inception.

See notes to financial statements.

Genworth Variable Insurance Trust
FINANCIAL HIGHLIGHTS

					Genworth
		Genworth		Genworth	Legg Mason
	Genworth	Columbia	Genworth	Eaton Vance	Partners
	Calamos	Mid Cap	Davis NY	Large Cap	Aggressive
	Growth Fund	Value Fund	Venture Fund	Value Fund	Growth Fund
	August 15,	August 15,	August 15,	August 15,	August 15,
	2008[1] through	2008[1] through	2008[1] through	2008[1] through	2008[1] through
	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2008	2008	2008	2008
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00
Net investment income/(loss)	(0.01)	0.04	0.02	0.03	0.01
Net realized and unrealized losses on investments	(3.51)	(3.27)	(2.83)	(2.32)	(2.54)

Total from investment operations	(3.52)	(3.23)	(2.81)	(2.29)	(2.53)

Less distributions:
Dividends from net investment income	—	(0.04)	(0.02)	(0.03)	(0.01)

Total distributions	—	(0.04)	(0.02)	(0.03)	(0.01)

Net asset value, end of period	$6.48	$6.73	$7.17	$7.68	$7.46

Total return[2]	-35.22%[3]	-32.30%[3]	-28.15%[3]	-22.85%[3]	-25.37%[3]

Supplemental data and ratios:
Net assets, end of period	$3,582,157	$23,818,989	$3,401,992	$59,437,385	$70,758,218
Ratio of expense to average net assets before expense
reimbursement	6.25%[4]	2.73%[4]	7.84%[4]	1.97%[4]	1.76%[4]
After expense reimbursement and before securities lending
credit	1.51%[4]	1.38%[4]	1.25%[4]	1.19%[4]	1.20%[4]
After expense reimbursement and securities lending credit	1.40%[4]	1.25%[4]	1.15%[4]	1.15%[4]	1.10%[4]
Ratio of net investment income/(loss) to average net assets
before expense reimbursement	-5.20%[4]	1.34%[4]	-5.72%[4]	1.64%[4]	-0.36%[4]
After expense reimbursement	-0.35%[4]	2.82%[4]	0.97%[4]	2.46%[4]	0.30%[4]
Portfolio turnover rate[2]	17.96%[3]	5.44%[3]	7.68%[3]	8.99%[3]	0.41%[3]

[1] Date of inception.
[2] From September 4, 2008 (commencement of operations) through December 31, 2008.
[3] Not annualized.
[4] Annualized.

See notes to financial statements.

Genworth Variable Insurance Trust
FINANCIAL HIGHLIGHTS (Continued)

		Genworth
		Putnam		Genworth
	Genworth	International	Genworth	Western Asset
	PIMCO	Capital	Thornburg	Management
	StocksPLUS	Opportunities	International	Core Plus Fixed
	Fund	Fund	Value Fund	Income Fund
	August 15,	August 15,	August 15,	August 15,
	2008[1] through	2008[1] through	2008[1] through	2008[1] through
	December 31,	December 31,	December 31,	December 31,
	2008	2008	2008	2008
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00
Net investment income	0.03	0.02	—	0.07
Net realized and unrealized (losses) on investments	(2.59)	(3.32)	(2.49)	0.67

Total from investment operations	(2.56)	(3.30)	(2.49)	0.74

Less distributions:
Dividends from net investment income	(0.03)	—	(0.03)	(0.07)
Dividends from net realized gains	(0.56)	—	—	—

Total distributions	(0.59)	—	(0.03)	(0.07)

Net asset value, end of period	$6.85	$6.70	$7.48	$10.67

Total return[2]	-25.50%[3]	-32.98%[3]	-24.92%[3]	7.46%[3]

Supplemental data and ratios:
Net assets, end of period	$95,311,072	$27,899,920	$25,388,500	$56,296,521
Ratio of expense to average net assets
before expense reimbursement	1.94%[4]	4.40%[4]	3.23%[4]	1.91%[4]
After expense reimbursement and before securities lending credit	1.07%[4]	1.35%[4]	1.32%[4]	1.16%[4]
After expense reimbursement and securities lending credit	1.00%[4]	1.35%[4]	1.30%[4]	1.05%[4]
Ratio of net investment income (loss) to average net assets before expense
reimbursement	1.47%[4]	-1.75%[4]	-1.73%[4]	2.76%[4]
After expense reimbursement	2.41%[4]	1.30%[4]	0.20%[4]	3.62%[4]
Portfolio turnover rate[2]	287.05%[3]	24.70%[3]	5.19%[3]	216.84%[3]

[1] Date of inception.
[2] From September 4, 2008 (commencement of operations) through December 31, 2008.
[3] Not annualized.
[4] Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2008

1. ORGANIZATION

Genworth Variable Insurance Trust (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated June 4, 2008. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with nine funds (the “Funds”): Genworth Calamos Growth Fund, Genworth Columbia Mid Cap Value Fund, Genworth Davis NY Venture Fund, Genworth Eaton Vance Large Cap Value Fund, Genworth Legg Mason Partners Aggressive Growth Fund, Genworth PIMCO StocksPLUS Fund, Genworth Putnam International Capital Opportunities Fund, Genworth Thornburg International Value Fund and Genworth Western Asset Management Core Plus Fixed Income Fund. Each of the Funds, other than the Genworth Legg Mason Partners Aggressive Growth Fund, is a diversified fund as defined in 1940 Act. The Genworth Legg Mason Partners Aggressive Growth Fund is a non-diversified fund as defined in the 1940 Act. The Funds commenced operations on September 4, 2008. Prior to September 4, 2008, the Funds had no operations other than those actions relating to organizational matters, including the sale on August 15, 2008, of 2,000 shares of Genworth Calamos Growth Fund for cash in the amount of $10 per share and 1,000 shares for the Genworth Columbia Mid Cap Value Fund, Genworth Davis NV Venture Fund, Genworth Eaton Vance Large Cap Value Fund, Genworth Legg Mason Partners Aggressive Growth Fund, Genworth PIMCO StocksPLUS Fund, Genworth Putnam International Capital Opportunities Fund, Genworth Thornburg International Value Fund and Genworth Western Asset Management Core Plus Fixed Income Fund, each for cash in the amount of $10 per share. The Funds serve as underlying investment options for certain variable annuity separate accounts of insurance companies, including affiliates of Genworth Financial, Inc., and for certain qualified retirement plans (collectively, “variable contracts”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.

Portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available are valued at the last quoted sale price on each business day. Portfolio securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on each business day. If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from an exchange where the security is traded. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Non-exchange traded ADRs are priced with an evaluated price as determined by the current evaluated pricing procedures of, and provided by, the pricing vendor. Fixed-income securities that have a maturity of greater than 60 days are generally valued on the basis of evaluations obtained from third party pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments having a maturity of less than 60 days are valued at amortized cost. Investments in mutual funds are valued at the closing net asset value per share of each mutual fund on the day of valuation. Securities for which a significant event has occurred between the time of the security’s last close and the time that a Fund next calculates its net asset value will be valued at their fair market value as determined by the valuation vendor. Securities for which no market prices are readily available will be valued at their fair market value as determined by the Valuation Committee under procedures adopted by the Board of Trustees.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (FAS 157) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Funds have adopted FAS 157. A summary of the fair value hierarchy under FAS 157 is described below:

FAS 157 – Summary of Fair Value Exposure at December 31, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below: Level 1 – Quoted prices in active markets for identical securities Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2008

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2008:

Genworth Calamos Growth Fund
		Other
	Investments	Financial
Description	in Securities	Instruments

Level 1 – Quoted prices	$5,055,720	$—
Level 2 – Other significant
observable inputs	—	—
Level 3 – Significant
unobservable inputs	—	—
Total	$5,055,720	$—

Genworth Columbia Mid Cap Value Fund
		Other
	Investments	Financial
Description	in Securities	Instruments

Level 1 – Quoted prices	$28,274,657	$—
Level 2 – Other significant
observable inputs	—	—
Level 3 – Significant
unobservable inputs	—	—
Total	$28,274,657	$—

Genworth Davis NY Venture Fund
		Other
	Investments	Financial
Description	in Securities	Instruments

Level 1 – Quoted prices	$4,084,019	$—
Level 2 – Other significant
observable inputs	—	—
Level 3 – Significant
unobservable inputs	—	—
Total	$4,084,019	$—

Genworth Eaton Vance Large Cap Value Fund
		Other
	Investments	Financial
Description	in Securities	Instruments

Level 1 – Quoted prices	$67,734,180	$—
Level 2 – Other significant
observable inputs	—	—
Level 3 – Significant
unobservable inputs	—	—
Total	$67,734,180	$—

Genworth Legg Mason Partners Aggressive Growth
Fund
		Other
	Investments	Financial
Description	in Securities	Instruments

Level 1 – Quoted prices	$87,024,187	$—
Level 2 – Other significant
observable inputs	—	—
Level 3 – Significant
unobservable inputs	—	—
Total	$87,024,187	$—

Genworth PIMCO StocksPLUS Fund
			Other
	Investments	Forward Sale	Financial
Description	in Securities	Commitments	Instruments*

Level 1 –
Quoted
prices	$ 5,441,796	—	$ 2,241,247
Level 2 –
Other
significant
observable
inputs	103,964,415	$(45,106,864)	(1,594,489)
Level 3 –
Significant
unobservable
inputs	3,543,674	—	25,695
Total	$112,949,885	$(45,106,864)	$672,453

*	Other financial instruments are derivative
instruments not reflected in the Schedule of
Investments, such as futures contracts, written
options, forward contracts, interest rate swaps and
credit default swaps. All derivatives, except for
written options are reflected at the unrealized
appreciation/(depreciation) on the instrument.
Written options are reflected at market value.

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2008

Level 3 Reconciliation Disclosure.   Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Genworth PIMCO StocksPLUS Fund
		Other
	Investments	Financial
Description	in Securities	Instruments

Balance as of September 4,
2008	—	—
Accrued discounts/
premiums	$7,488	—
Realized gain	625	—
Change in unrealized
appreciation*	97,225	25,695
Net purchases	3,438,336	—
Transfers in and/or out of
Level 3	—	—
Balance as of December 31,
2008	$3,543,674	25,695

*	Represents the total net unrealized gains/losses
included in the net increase in net assets resulting
from operations for the period related to assets
and liabilities held at December 31, 2008

Genworth Putnam International Capital Opportunities
Fund
		Other
	Investments	Financial
Description	in Securities	Instruments*

Level 1 – Quoted prices	$ 3,051,672	$115,204
Level 2 – Other significant
observable inputs	24,578,722	—
Level 3 – Significant
unobservable inputs	—	—
Total	$27,630,394	$115,204

*	Other financial instruments are derivative
instruments not reflected in the Schedule of
Investments, such as futures and forward
contracts, which are reflected at the unrealized
appreciation on the instrument

Genworth Thornburg International Value Fund
		Other
	Investments	Financial
Description	in Securities	Instruments*

Level 1 – Quoted prices	$ 7,103,525	$(22,128)
Level 2 – Other significant
observable inputs	19,099,534	—
Level 3 – Significant
unobservable inputs	—	—
Total	$26,203,059	$(22,128)

*	Other financial instruments are derivative
instruments not reflected in the Schedule of
Investments, such as forward contracts, which are
reflected at the unrealized appreciation on the
instrument

Genworth Western Asset Management Core Plus Fixed
Income Fund
		Other
	Investments	Financial
Description	in Securities	Instruments*

Level 1 – Quoted prices	$24,114,512	$(121,233)
Level 2 – Other significant
observable inputs	48,333,730	—
Level 3 – Significant
unobservable inputs	—	—
Total	$72,448,242	$(121,233)

*	Other financial instruments are derivative
instruments not reflected in the Schedule of
Investments, such as futures and written options,
which are reflected at the unrealized appreciation
on the instrument

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of FAS 161 and the impact on the Funds’ financial statement disclosures, if any.

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2008

(b) Organization and Offering Costs. Organization costs consist of costs incurred to establish the Trust and enable it legally to do business. The Fund expenses organizational costs as incurred. These expenses were advanced by Genworth Financial Wealth Management, Inc. (the “Advisor”), and the Advisor has agreed to reimburse the Funds for these expenses, subject to potential recovery (See Note 3). Offering costs are accounted for as deferred costs until operations begin. Offering costs include legal fees regarding the preparation of the initial registration statement. Offering costs are then amortized to expense over twelve months on a straight-line basis.

(c) Repurchase Agreements. Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to sell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s Custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

(d) Federal Income Taxes. The Funds intend to continue to comply with the requirements of sub chapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve the Funds from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

The Trust adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The adoption of FIN 48 had no impact on the Trust’s net assets or results of operations. As of December 31, 2008, open Federal tax years include the tax year ended December 31, 2008.

(e) Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Indemnifications. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

(g) Expenses. Many expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are apportioned among all the Funds in the Trust based on relative net assets.

(h) Security Transactions and Income Recognition.
Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income recorded using the effective yield method is accrued daily. Realized gains and losses on investment transactions are determined using the high cost method. Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(i) Distributions to shareholders. The Funds will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

(j) Derivatives. Each Fund may invest in derivative securities including call and put options, futures forward currency contracts and swaps. These instruments may be used by a Fund for hedging purposes as well as direct investment.

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2008

Forward Currency Contracts. The Funds may enter into forward currency contracts, obligating the Funds to deliver and receive currency at a specified future date. Transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign currency, it may purchase a forward currency contract to lock in the U.S. dollar price of the security ) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds). Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.

Futures Contracts. A Fund may enter into futures contracts, including interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund’s hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund’s advisor or a sub-advisor believes it is more advantageous to a Fund than is purchasing the futures contract. Futures contracts are valued at the daily quoted settlement price.

Options. A Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies and interest rates, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the date of purchase.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

Swap Agreements. A Fund may enter into interest rate, total return, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with such Fund’s investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from one or more days to several years.

Credit Default Swaps. A Fund may enter into credit default swap contracts. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2008

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps agreements outstanding as of December 31, 2008 for which a Fund is the seller of protection are disclosed in the footnotes of the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

(k) Securities Purchased and Sold on a Forward-Commitment Basis. The Funds may enter into when-issued or other purchase and sale transactions that specify forward delivery of a financial security. In connection with this ability, the Funds may enter into mortgage “dollar rolls” in which the Funds sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The party that is obligated to buy a security in the future will retain the use of their funds, and will benefit from any interest that is earned on those funds from the day that they enter into the forward contract until the day that they take delivery and pay for the security.

(l) Foreign Currency Translation. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2008

(m) Restricted and Illiquid Securities. Each Fund may invest up to 15% of its net assets in securities that are illiquid at the time of purchase, which includes securities with legal or contractual restrictions on their disposition, and securities for which there are no readily available market quotations. Securities for which no market prices are readily available will be valued at their fair market value as determined by the Valuation Committee under procedures adopted by the Board of Trustees. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are no restrictions on each Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.

(n) Short Sales. Each Fund has the ability to make short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the market value of the securities.

(o) Trustee Compensation. For their service as Trustees of the Trust, the Independent Trustees receive a retainer fee of $25,000 per year and $2,000 per in-person meeting attended and $500 per telephonic meeting, as well as reimbursement for expenses incurred in connection with attendance at such meetings. Interested persons who serve as Trustees of the Trust receive no compensation from the Trust for their service as Trustees.

3. INVESTMENT ADVISOR

The Trust has an Investment Advisory Agreement (the “Agreement”) with Genworth Financial Wealth Management, Inc., (the “Advisor”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. The Advisor is a wholly owned subsidiary of Genworth Financial, Inc. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the following contractual rates, based on each Fund’s average daily net assets:

Genworth Calamos Growth Fund	1.00%
Genworth Columbia Mid Cap Value Fund	0.85%
Genworth Davis NY Venture Fund	0.75%
Genworth Eaton Vance Large Cap Value Fund	0.75%
Genworth Legg Mason Partners Aggressive
Growth Fund	0.70%
Genworth PIMCO StocksPLUS Fund	0.60%
Genworth Putnam International Capital
Opportunities Fund	0.95%
Genworth Thornburg International Value Fund	0.90%
Genworth Western Asset Management Core
Plus Fixed Income Fund	0.65%

The Advisor has contractually agreed with the Trust, at least through December 31, 2009, to waive its fees and/or assume as its own expense certain expenses otherwise payable by each Fund to the extent necessary to ensure that net annual fund operating expenses (excluding any taxes, interest, brokerage fees, insurance costs and extraordinary expenses) do not exceed the following rates, based on the average net assets below:

Genworth Calamos Growth Fund	1.40%
Genworth Columbia Mid Cap Value Fund	1.25%
Genworth Davis NY Venture Fund	1.15%
Genworth Eaton Vance Large Cap Value Fund	1.15%
Genworth Legg Mason Partners Aggressive
Growth Fund	1.10%
Genworth PIMCO StocksPLUS Fund	1.00%
Genworth Putnam International Capital
Opportunities Fund	1.35%
Genworth Thornburg International Value Fund	1.30%
Genworth Western Asset Management Core
Plus Fixed Income Fund	1.05%

The rates shown above are after the securities lending credit.
Pursuant to its expense limitation agreement with the Trust, the Advisor is entitled to be reimbursed for expenses that the Advisor paid for a period of three years following such expense payments, to the extent that such reimbursement will not cause a Fund to exceed any applicable expense limitation that was in place for the Fund at the time of the waiver/assumption of expenses.

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2008

The Advisor is currently waiving expenses in all nine Funds to keep the Funds at their expense cap. Waived expenses subject to potential recovery are as follows:

Year of
Expiration
2011

Genworth Calamos Growth Fund	$58,593
Genworth Columbia Mid Cap Value Fund	64,659
Genworth Davis NY Venture Fund	60,536
Genworth Eaton Vance Large Cap Value
Fund	86,837
Genworth Legg Mason Partners Aggressive
Growth Fund	82,608
Genworth PIMCO StocksPLUS Fund	159,399
Genworth Putnam International Capital
Opportunities Fund	161,254
Genworth Thornburg International Value
Fund	96,498
Genworth Western Asset Management
Core Plus Fixed Income Fund	89,076

4. DISTRIBUTION PLAN

The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides for each Fund to pay distribution fees at an annual rate of 0.25% of the average daily net assets of the Funds. Payments under the 12b-1 Plan shall be used to compensate persons who provide support services in connection with the distribution of the Funds’ shares and servicing of the Funds’ shareholders. Capital Brokerage Corp., an affiliate of the Advisor, serves as principal underwriter and distributor for the Funds. Quasar Distributors, LLC serves as sub-distributor for the Funds. Quasar Distributors, LLC is an affiliated company of U.S. Bank, N.A.

5. SERVICE AND CUSTODY AGREEMENTS

The Trust has entered into Services Agreements with U.S. Bancorp Fund Services, LLC (“USBFS”) and a Custody Agreement with U.S. Bank, N.A., an affiliate of USBFS. Under these agreements, USBFS and U.S. Bank, N.A. provide certain transfer agency, administrative, accounting and custody services.

6. SECURITIES LENDING

Effective July 31, 2008, the Funds entered into a securities lending arrangement with U.S. Bank, N.A. (the “Custodian”). Under the terms of the arrangement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The arrangement provides that after predetermined rebates to brokers, a percentage of the net securities lending revenue shall be solely paid as credits to the Funds to be used as an offset against custody costs and other charges incurred by the Funds from the custodian, administration, fund accounting and transfer agent fees and shall not, in any event, be paid as cash to the Funds. The Custodian shall be paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the arrangement.

As of December 31, 2008, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in the Mount Vernon Securities Lending Prime Portfolio as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of the total cash collateral received. The Mount Vernon Securities Lending Prime Portfolio is a portfolio in the Mount Vernon Securities Lending Trust which is registered under the Investment Company Act of 1940 and operates as a money market fund governed by Rule 2a-7. Securities lending income is disclosed in each Fund’s Statement of Operations as a securities lending expense offset.

As of December 31, 2008, the values of securities loaned and collateral held were as follows:

	Market Value
	of Securities
	Loaned	Collateral

Genworth Calamos
Growth Fund	$ 1,339,119	$ 1,362,011
Genworth Columbia Mid
Cap Value Fund	4,450,872	4,497,936
Genworth Davis NY
Venture Fund	559,873	570,850
Genworth Eaton Vance
Large Cap Value Fund	8,274,466	8,368,569
Genworth Legg Mason
Partners Aggressive
Growth Fund	15,402,155	16,162,960
Genworth PIMCO
StocksPLUS Fund	4,989,865	5,089,800
Genworth Putnam
International Capital
Opportunities Fund	120,681	127,200

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2008

	Market Value
	of Securities
	Loaned	Collateral

Genworth Thornburg
International Value Fund	$656,064	$661,377
Genworth Western Asset
Management Core Plus
Fixed Income Fund	1,714,872	1,756,822

7. INVESTMENT TRANSACTIONS

The aggregate purchase and sales of securities, excluding short-term investments, for the period ended December 31, 2008 are summarized below.

	Purchases	Sales

Genworth Calamos
Growth Fund	$5,912,164	$647,882
Genworth Columbia Mid
Cap Value Fund	25,262,198	969,825
Genworth Davis NY
Venture Fund	4,147,818	206,181
Genworth Eaton Vance
Large Cap Value Fund	58,999,898	3,851,521

	Purchases	Sales

Genworth Legg Mason
Partners Aggressive
Growth Fund	$62,384,666	$201,609
Genworth PIMCO
StocksPLUS Fund[1]	238,479,712	152,025,206
Genworth Putnam
International Capital
Opportunities Fund	31,859,122	5,029,122
Genworth Thornburg
International Value
Fund	23,681,014	932,440
Genworth Western
Asset Management
Core Plus Fixed
Income Fund[2]	122,591,835	77,011,878

[1]	Included in these amounts were $2,179,166 of
purchases and $625,727 of sales of U.S. Government
Securities.
[2]	Included in these amounts were $4,737,330 of
purchases and $9,458,829 of sales of U.S.
Government Securities.

8. OPTION CONTRACTS WRITTEN

The premium amount and number of option contracts written during the period ended December 31, 2008 in the Genworth PIMCO StocksPLUS Fund and Genworth Western Asset Management Core Plus Fixed Income Fund, were as follows:

Genworth Western
	Genworth PIMCO			Asset Management
	StocksPLUS Fund*			Core Plus Fixed Income Fund
	Amount of	Number of	Notional	Amount of	Number of
	Premiums	Contracts	Amount	Premiums	Contracts

Outstanding at 09/04/08	—	—	—	—	—
Options Written	$816,615	62	37,100,000	$79,498	68
Options Expired	—	—	—	—	—
Options Exercised	—	—	—	—	—
Options Closed	—	—	—	—	—
Outstanding at 12/31/08	$816,615	62	37,100,000	$79,498	68
* Options written and outstanding contracts of 62 futures contracts and 37,100,000 of notional on interest rate swaptions.

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2008

9. OTHER TAX INFORMATION

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

These differences are primarily due to net operating losses and foreign currency. On the Statements of Assets and Liabilities, the following adjustments were made:

	Accumulated Net	Accumulated
	Investment	Realized Gain	Capital
	Income or (Loss)	or (Loss)	Stock

Genworth
Calamos
Growth
Fund	$4,252	—	$ (4,252)
Genworth
Columbia
Mid Cap
Value Fund	1,029	$ 14,397	(15,426)
Genworth
Davis NY
Venture
Fund	(103)	103	—
Genworth
Eaton
Vance
Large Cap
Value Fund	(1,480)	19,781	(18,301
Genworth
Legg
Mason
Partners
Aggressive
Growth
Fund	112	—	(112)
Genworth
PIMCO
StocksPLUS
Fund	(42,868)	42,868	—
Genworth
Putnam
International
Capital
Opportunities
Fund	(280,942)	280,942	—

	Accumulated Net	Accumulated
	Investment	Realized Gain	Capital
	Income or (Loss)	or (Loss)	Stock

Genworth
Thornburg
International
Value Fund	$(15,188)	$15,220	$(32)
Genworth
Western
Asset
Management
Core Plus
Fixed Income
Fund	830	(830)	—

The Funds intend to utilize provisions of the Federal income tax laws which allow the Funds to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains. Capital loss carryforwards available for Federal income tax purposes are as follows:

Capital losses
expiring:
12/31/16

Genworth Calamos Growth Fund	$128,248
Genworth Columbia Mid Cap Value Fund	89,175
Genworth Davis NY Venture Fund	31,332
Genworth Eaton Vance Large Cap Value
Fund	253,616
Genworth Legg Mason Partners
Aggressive Growth Fund	72,594
Genworth PIMCO StocksPLUS Fund	—
Genworth Putnam International Capital
Opportunities Fund	521,056
Genworth Thornburg International Value
Fund	75,620
Genworth Western Asset Management
Core Plus Fixed Income Fund	—

Additionally, at December 31, 2008, the Funds deferred on a tax basis post-October 2008 losses as follows:

	Currency	Capital

Genworth Calamos Growth
Fund	—	$283,322
Genworth Columbia Mid
Cap Value Fund	—	415,920
Genworth Davis NY Venture
Fund	—	40,937

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2008

	Currency	Capital

Genworth Eaton Vance
Large Cap Value Fund	—	$566,558
Genworth Legg Mason
Partners Aggressive
Growth Fund	—	—
Genworth PIMCO
StocksPLUS Fund	$ 66,040	6,933,063
Genworth Putnam
International Capital
Opportunities Fund	158,933	1,951
Genworth Thornburg
International Value Fund	114,605	250,660
Genworth Western Asset
Management Core Plus
Fixed Income Fund	—	—

Period Ended	Period Ended
December 31,	December 31,
2008	2008
Ordinary	Long-Term
Income	Capital Gain
Distributions	Distributions

Genworth Calamos Growth
Fund	—	—
Genworth Columbia Mid
Cap Value Fund	$124,085	—

	Distributions	Distributions

Genworth Calamos Growth
Fund	—	—
Genworth Columbia Mid
Cap Value Fund	$124,085	—

	Period Ended	Period Ended
	December 31,	December 31,
	2008	2008
	Ordinary	Long-Term
	Income	Capital Gain
	Distributions	Distributions

Genworth Davis NY
Venture Fund	$8,606	—
Genworth Eaton Vance
Large Cap Value Fund	259,147	—
Genworth Legg Mason
Partners Aggressive
Growth Fund	37,754	—
Genworth PIMCO
StocksPLUS Fund	3,226,307	$4,289,393
Genworth Putnam
International Capital
Opportunities Fund	—	—
Genworth Thornburg
International Value Fund	87,178	—
Genworth Western Asset
Management Core Plus
Fixed Income Fund	375,894	—
The fund designated as long-term capital gain dividend, pursuant to
Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended 12/31/08.

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2008

At December 31, 2008, the components of accumulated earnings (losses) on a tax basis were as follows:

				Eaton	Legg Mason
	Calamos	Columbia	Davis NY	Vance	Partners
	Growth	Mid Cap	Venture	Large Cap	Aggressive
	Fund	Value Fund	Fund	Value Fund	Growth Fund

Cost of Investments	$ 6,401,588	$29,024,948	$4,888,608	$65,167,295	$82,726,119
Gross Unrealized Appreciation	63,851	1,379,563	64,416	4,930,402	7,277,532
Gross Unrealized Depreciation	(1,409,719)	(2,129,854)	(869,005)	(2,363,517)	(2,979,464)
Net Unrealized Appreciation (Depreciation)	(1,345,868)	(750,291)	(804,589)	2,566,885	4,298,068
Undistributed Ordinary Income	—	—	40	—	—
Undistributed Long-Term Capital Gains	—	—	—	—	—
Total Distributable Earnings	—	—	40	—	—
Other Accumulated Gains (Losses)	(411,570)	(505,095)	(72,254)	(820,174)	(72,594)
Total Accumulated Earnings (Losses)	$(1,757,438)	$ (1,255,386)	$ (876,803)	$ 1,746,711	$ 4,225,474

		Putnam
		International		Western Asset
	PIMCO	Capital	Thornburg	Management
	StocksPLUS	Opportunities	International	Core Plus Fixed
	Fund	Fund	Value Fund	Income Fund

Cost of Investments	$110,178,987	$26,669,891	$25,445,516	$69,808,326
Gross Unrealized Appreciation	3,510,766	4,047,522	2,556,955	2,757,659
Gross Unrealized Depreciation	(739,868)	(3,087,019)	(1,799,412)	(117,743)
Net Unrealized Appreciation (Depreciation)	2,770,898	960,503	757,543	2,639,916
Undistributed Ordinary Income	60,666	84,111	—	508,476
Undistributed Long-Term Capital Gains	—	—	—	26,683
Total Distributable Earnings	60,666	84,111	—	535,159
Other Accumulated Gains (Losses)	(8,466,172)	(682,266)	(441,011)	(498)
Total Accumulated Earnings (Losses)	$(5,634,608)	$362,348	$316,532	$ 3,174,577

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Trustees of The Genworth Variable Insurance Trust:

We have audited the statements of assets and liabilities, including the schedules of investments, of the Genworth Variable Insurance Trust (comprised of the Genworth Calamos Growth Fund, the Genworth Columbia Mid Cap Value Fund, the Genworth Davis NY Venture Fund, the Genworth Eaton Vance Large Cap Value Fund, the Genworth Legg Mason Partners Aggressive Growth Fund, the Genworth PIMCO StocksPLUS Fund, the Genworth Putnam International Capital Opportunities Fund, the Genworth Thornburg International Value Fund, and the Genworth Western Asset Management Core Plus Fixed Income Fund), collectively referred to as the Funds, as of December 31, 2008, and the related statements of operations, statements of changes in net assets, and the financial highlights for the period from August 15, 2008 (date of inception) to December 31, 2008. These financial statements and financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Genworth Variable Interest Trust as of December 31, 2008, the results of their operations, the changes in their net assets, and the financial highlights for the period from August 15, 2008 (date of inception) to December 31, 2008, in conformity with U.S. generally accepted accounting principles.

[signed] KPMG LLP

February 18, 2009

ADDITIONAL INFORMATION
December 31, 2008

1. SHAREHOLDER NOTIFICATION OF FEDERAL TAX STATUS (UNAUDITED)

The Columbia Mid Cap Value Fund, Davis NY Venture Fund, Eaton Vance Large Cap Value Fund, Legg Mason Partners Aggressive Growth Fund, PIMCO StocksPLUS Fund, Thornburg International Value Fund and Western Asset Management Core Plus Fixed Income Fund designates 100%, 100%, 100%, 100%, 0%, 0% and 0%, respectively, of dividends during the fiscal year ended December 31, 2008, as dividends qualifying for the dividends received deduction available to corporate shareholders.
The Columbia Mid Cap Value Fund, Davis NY Venture Fund, Eaton Vance Large Cap Value Fund, Legg Mason Partners Aggressive Growth Fund, PIMCO StocksPLUS Fund, Thornburg International Value Fund and Western Asset Management Core Plus Fixed Income Fund designates 100%, 100%, 100%, 100%, 0%, 73% and 0%, respectively, of dividends declared from net investment income during the fiscal year ended December 31, 2008, as qualified income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

2. FOREIGN TAX CREDIT PASS THROUGH (UNAUDITED)

3. PROXY VOTING POLICIES & PROCEDURES & PROXY VOTING RECORD (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds’ portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 will be available without charge, upon request, by calling (800) 352-9910. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

4. AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES (UNAUDITED)

The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Once filed, the Funds’ Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling (800) 352-9910. you can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending our request electronically to publicinfosec.gov.

5. STATEMENT REGARDING THE BASIS FOR APPROVAL OF ADVISORY AGREEMENTS (UNAUDITED)

Board of Trustees’ Consideration and Approval of Investment Advisory Agreements

At its organizational meeting held on July 31, 2008, the Board of Trustees of Genworth Variable Insurance Trust (the “Trust”), including the Independent Trustees, considered and unanimously approved the Investment Advisory Agreement for each Fund between Genworth Financial Wealth Management, Inc. (the “Advisor”) and the Trust. The Trustees requested and considered materials that included: (i) the proposed Investment Advisory Agreement; (ii) the form of sub-advisory agreement between the Advisor and each sub-advisor for each Fund; (iii) information describing the nature, quality and extent of the services that the Advisor will provide to the Funds, and the fees the Advisor will charge to the Funds; (iv) information concerning the Advisor’s business and operations, investment team and compliance program; and (v) information describing each Fund’s anticipated operating expenses. The Trustees met with representatives of the Advisor and considered the anticipated use of the Funds as underlying investment options for variable annuity products created by insurance companies affiliated with the Advisor and its parent company, Genworth Financial, Inc. Prior to approving the Investment Advisory Agreement, the Independent Trustees met in executive session with independent counsel without representatives of the Advisor or its affiliates.

Nature, Quality and Extent of Services

The Trustees considered the responsibilities that the Advisor would have under the Trust’s “manager of managers” structure, including: selecting and monitoring the Funds’ sub-advisors; maintaining a comprehensive compliance and fund administration program; and operating each Fund according to its stated objectives, policies and restrictions, and the Trustees’ directives. The Trustees considered, among other things, the Advisor’s experience, resources and strengths in managing other funds and, in particular, selecting and managing sub-advisors for funds using a manager-of-managers structure. Based upon these considerations, the Trustees concluded that the Funds were likely to benefit from the nature, quality and extent of the Advisor’s services.

ADDITIONAL INFORMATION (Continued)
December 31, 2008

Advisory Fees and Expenses

The Trustees considered the proposed advisory fees charged by the Advisor in connection with its relationship with the Funds and compared the proposed fees to those of similar funds by reviewing comparative information supplied by a third-party data provider. The Trustees also reviewed the Advisor’s projections with respect to the Funds’ asset levels and the advisory fees that would be paid to the Advisor. The Trustees considered the anticipated Fund expense levels along with the Advisor’s commitment to initially limit each Fund’s expenses through a fee waiver/ expense assumption agreement with the Trust. The Trustees concluded that the proposed fees and anticipated expenses of the Funds were reasonable.
The Trustees also considered other benefits that the Advisor or its affiliates may enjoy because of the Advisor’s relationship with the Trust, such as monetary benefits for the Advisor’s affiliated broker/dealer and affiliated insurance companies. The Trustees considered these benefits in relation to the responsibilities of the Advisor and services to be provided by the Advisor and its affiliates. The Trustees concluded that the benefits that might accrue to the Advisor and its affiliates were reasonable and fair given the costs of providing the relevant services.

Economies of Scale

The Trustees considered potential economies of scale that may be realized in the operation of the Funds as Fund assets grow. Because the Trust is newly formed, specific information was not available concerning the potential effect that asset growth and economies of scale may have on each Fund’s expenses. The Trustees concluded that is was appropriate to revisit the potential economies of scale at a later date.
Investment Performance

Because the Funds had not yet commenced investment operations at the time of the Trustees’ consideration and approval of the Agreement, the Trustees could not consider the performance of the Funds as factors in evaluating the Investment Advisory Agreement.

Conclusion

After consideration of the foregoing factors and such other matters as were deemed relevant, and with no single factor identified as being determinative to their decision, the Trustees, including the Independent Trustees with the assistance of independent counsel, unanimously concluded that the initial approval of the Agreement was in the best interests of each Fund, and approved the Investment Advisory Agreement with, and the fee to be paid to, the Advisor for each Fund.

ADDITIONAL INFORMATION (Continued)
December 31, 2008

Board of Trustees’ Consideration and Approval of Sub-Advisory Agreements

At its organizational meeting held on July 31, 2008, the Board of Trustees of the Trust, including the Independent Trustees, also considered and unanimously approved the sub-advisory agreements between each of the following sub-advisors and the applicable Fund:

Fund

Genworth Calamos Growth Fund
Genworth Columbia Mid Cap Value Fund
Genworth Davis NY Venture Fund
Genworth Eaton Vance Large Cap Value Fund
Genworth Legg Mason Partners Aggressive Growth Fund
Genworth PIMCO StocksPLUS Fund
Genworth Putnam International Capital Opportunities Fund
Genworth Thornburg International Value Fund
Genworth Western Asset Management Core Plus Fixed
Income Fund

Sub-Advisor

Calamos Advisors
Columbia Management Advisors, LLC
Davis Selected Advisers, L.P.
Eaton Vance Management
ClearBridge Advisors, LLC
Pacific Investment Management Co.
Putnam Investment Management, LLC
Thornburg Investment Management, Inc.
Western Asset Management Company & Western
Asset Management Company Ltd.

The Trustees considered a variety of materials relating to each sub-advisor, including: (i) a copy of the proposed form of sub-advisory agreement between the sub-advisor and the Advisor, on behalf of the applicable Fund; (ii) the sub-advisor’s responses to the Advisor’s due diligence questionnaire, including information on the sub-advisor’s investment process; (iii) the sub-advisor’s Form ADV disclosures; (iv) a description of the Advisor’s selection and recommendation process with respect to the sub-advisor, and the reasons for such recommendation; (v) information regarding the amount of the proposed sub-advisory fee payable to the sub-advisor; (vi) biographical information for the investment professionals that would be responsible for the day-to-day management of the applicable Fund’s portfolio; (vii) information regarding the sub-advisor’s financial condition; and (viii) information regarding the sub-advisor’s compliance policies and other internal procedures. Prior to approving the sub-advisory agreements, the Independent Trustees met in executive session with independent counsel without representatives of the Advisor or its affiliates.

Nature, Quality and Extent of Services

The Trustees considered the nature, quality and extent of services that each sub-advisor would provide to its respective Fund. The Trustees considered the specific investment process to be employed by each sub-advisor in managing its respective Fund, the qualifications of each sub-advisor’s portfolio management team with regard to implementing a Fund’s investment mandate, and each sub-advisor’s performance record as compared to its benchmark. The Trustees considered each sub-advisor’s organization, personnel and operations. The Trustees also considered the Advisor’s review and selection process with respect to each sub-advisor, along with the Advisor’s favorable assessment as to the nature, quality and extent of the sub-advisory services expected to be provided by each sub-advisor to its respective Fund. Based on their consideration and review of the foregoing factors, the Trustees concluded that the nature, quality and extent of the sub-advisory services to be provided by each sub-advisor, as well as each sub-advisor’s ability to render such services based on its experience, organization and resources, were appropriate for the respective Fund, in light of the Fund’s investment objective, policies and strategies.

Advisory Fees, Costs, Level of Profits and Economies of Scale

The Trustees considered the compensation to be paid by the Advisor to each sub-advisor in conjunction with the services that would be rendered by each sub-advisor. The Trustees also considered comparisons of the fees to be paid by the Advisor to each sub-advisor with the fees charged by that sub-advisor to its other clients. In addition, the Trustees considered the Advisor’s reasons for concluding that the fees to be paid to each sub-advisor for its services to the Fund were reasonable. The Trustees considered that the sub-advisory fees would be paid by the Advisor to each sub-advisor and would not be additional fees borne by the Funds. The Trustees also considered whether the fee schedule of each sub-advisor included breakpoints that would reduce that sub-advisor’s fees as assets in the Fund increased. The Trustees concluded that, in light of the nature, quality and extent of the services to be provided, the proposed fees to be paid to each sub-advisor with respect to the assets to be allocated to each sub-advisor were reasonable.

ADDITIONAL INFORMATION (Continued)
December 31, 2008

Investment Performance

Because each Fund is newly formed and had not yet commenced investment operations, the Trustees could not consider each sub-advisor’s investment performance with respect to its management of the Fund as a factor in evaluating each sub-advisory agreement. However, the Trustees did consider each sub-advisor’s historical performance record in managing other funds and accounts with investment strategies similar to those of the respective Fund; and the Trustees also considered each sub-advisor’s historical performance records compared to relevant benchmarks. The Trustees concluded that the historical performance record for each sub-advisor, viewed together with the other relevant factors considered by the Trustees, supported a decision to approve each sub-advisory agreement.

Conclusion

After consideration of the foregoing factors and such other matters as were deemed relevant, and with no single factor identified as being determinative to their decision, the Trustees, including a majority of the Independent Trustees with the assistance of independent counsel, concluded that the initial approval of each sub-advisory agreement was in the best interest of each Fund, and approved each sub-advisory agreement with, and the fee to be paid to, each sub-advisor for each Fund.

ADDITIONAL INFORMATION (Continued)
December 31, 2008

6. DISCLOSURE REGARDING FUND TRUSTEES AND OFFICERS (UNAUDITED)
NUMBER OF
PORTFOLIOS
		TERM OF OFFICE		IN FUND	OTHER
	POSITION(S)	WITH TRUST –	PRINCIPAL OCCUPATION(S)	COMPLEX	DIRECTORSHIPS
NAME, ADDRESS, AND	HELD WITH	LENGTH OF	DURING THE PAST	OVERSEEN	HELD BY
YEAR OF BIRTH	TRUST	TIME SERVED	FIVE YEARS	BY TRUSTEE	TRUSTEE
David M. Dunford	Independent	Indefinite	Retired; formerly, Senior	9	Director, Bank of Cape
c/o Genworth Variable	Trustee	term;	Vice President, Merrill		Cod.
Insurance Trust		Since 2008	Lynch Insurance Group
2300 Contra Costa			(1989 – 2001).
Boulevard Ste 600
Pleasant Hill, CA 94523
Year of birth: 1949
Paul S. Feinberg	Independent	Indefinite	Retired; formerly,	9	Director, Blue Large
c/o Genworth Variable	Trustee	term;	Executive Vice		Cap Fund and Blue
Insurance Trust		Since 2008	President and General		Small Cap Fund.
2300 Contra Costa			Counsel, CitiStreet
Boulevard Ste 600			Associates LLC
Pleasant Hill, CA 94523			(insurance agency),
Year of birth: 1942			CitiStreet Equities LLC
(broker-dealer),
CitiStreet Financial
Services LLC (registered
investment adviser) and
CitiStreet Funds
Management LLC
(registered investment
adviser) (1990 – 2005)
and President, CitiStreet
Funds, Inc.
(2000 – 2005).
John A. Fibiger	Independent	Indefinite	Retired.	10	Trustee, Genworth
c/o Genworth Variable	Trustee	term;			Contra Fund; Director,
Insurance Trust		Since 2008			Fidelity Life Association
2300 Contra Costa					(life insurance
Boulevard Ste 600					company); Director,
Pleasant Hill, CA 94523					Members Mutual
Year of birth: 1932					Holding Company.

ADDITIONAL INFORMATION (Continued)
December 31, 2008

NUMBER OF
PORTFOLIOS
		TERM OF OFFICE		IN FUND	OTHER
	POSITION(S)	WITH TRUST –	PRINCIPAL OCCUPATION(S)	COMPLEX	DIRECTORSHIPS
NAME, ADDRESS, AND	HELD WITH	LENGTH OF	DURING THE PAST	OVERSEEN	HELD BY
YEAR OF BIRTH	TRUST	TIME SERVED	FIVE YEARS	BY TRUSTEE	TRUSTEE
Gurinder S. Ahluwalia	Trustee	Indefinite	Co-Chairman, GFWM	9	Centurion Capital
c/o Genworth Variable		term;	(2008 to present); Vice		Group Inc.; Centurion
Insurance Trust		Since 2008	Chairman, AssetMark		Financial Advisers Inc.;
2300 Contra Costa			Investment Services,		Genworth Financial
Boulevard Ste 600			Inc. (2006 to 2008);		Trust Company;
Pleasant Hill, CA 94523			President, Genworth
Year of birth: 1965			Financial Asset
Management Funds
(GFAM Funds) (2004 to
2008); President and
Chairman, Genworth
Financial Asset
Management, Inc. (2004
to 2008); Senior Vice
President, GE Financial
Assurance (2002 to
2004).
Geoffrey S. Stiff	Trustee	Indefinite	Senior Vice President of	9	American Agriculturist
c/o Genworth Variable		term;	Product Development of		Services, Inc.;
Insurance Trust		Since 2008	Genworth Financial, Inc.		Assigned Settlement,
2300 Contra Costa			(2007 – present). Prior to		Inc.; Capital Brokerage
Boulevard Ste 600			that, Mr. Stiff held		Corporation; Genworth
Pleasant Hill, CA 94523			various executive		Financial Agency, Inc.;
Year of birth: 1952			positions within the		Genworth Financial
			Genworth Financial, Inc.		Group Retirement, Inc.;
			group of companies		Genworth Life &
			since 1993.		Annuity Insurance
Company; Genworth
Life Insurance
Company of NY; HGI
Annuity Service
Corporation; Mayflower
Assignment
Corporation; Security
Funding Corporation;
United Pacific
Structured Settlement
Company

ADDITIONAL INFORMATION (Continued)
December 31, 2008

NUMBER OF
PORTFOLIOS
		TERM OF OFFICE		IN FUND	OTHER
	POSITION(S)	WITH TRUST –	PRINCIPAL OCCUPATION(S)	COMPLEX	DIRECTORSHIPS
NAME, ADDRESS, AND	HELD WITH	LENGTH OF	DURING THE PAST	OVERSEEN	HELD BY
YEAR OF BIRTH	TRUST	TIME SERVED	FIVE YEARS	BY TRUSTEE	TRUSTEE
Carrie E. Hansen	President	1-Year	President, AssetMark	N/A	N/A
c/o Genworth Variable		term	Funds (2008 – present);
Insurance Trust		Since 2008	President, GFAM Funds
2300 Contra Costa			(2008 – present), Senior
Boulevard Ste 600			Vice President and Chief
Pleasant Hill, CA 94523			Operations Officer,
Year of birth: 1970			GFWM (2008 – present);
Chairman, Genworth
Financial Trust Company
(2008 – present); Senior
Vice President and
Managing Director,
AssetMark Funds
(2007 – 2008); Treasurer
and Chief Compliance
Officer, GFAM Funds
(2007 – 2008); Chief
Compliance Officer,
AssetMark Funds
(2005 – 2008); Treasurer,
AssetMark Funds
(2001 – 2008); Senior
Vice President, Chief
Financial Officer and
Chief Compliance
Officer, AssetMark
Investment Services,
Inc. (2004 – 2007).
Christine Villas-Chernak	Secretary	1-Year	Secretary, AssetMark	N/A	N/A
c/o Genworth Variable		term	Funds (2006 – present);
Insurance Trust		Since 2008	Senior Compliance
2300 Contra Costa			Officer, GFWM (2005 –
Boulevard Ste 600			present); Fund
Pleasant Hill, CA 94523			Administration &
Year of birth: 1968			Compliance Manager,
AssetMark Investment
Services, Inc. (2004 –
2005); Fund
Administration &
Compliance Specialist,
AssetMark Investment
Services, Inc.
(2002 – 2004).

ADDITIONAL INFORMATION (Continued)
December 31, 2008

NUMBER OF
PORTFOLIOS
		TERM OF OFFICE		IN FUND	OTHER
	POSITION(S)	WITH TRUST –	PRINCIPAL OCCUPATION(S)	COMPLEX	DIRECTORSHIPS
NAME, ADDRESS, AND	HELD WITH	LENGTH OF	DURING THE PAST	OVERSEEN	HELD BY
YEAR OF BIRTH	TRUST	TIME SERVED	FIVE YEARS	BY TRUSTEE	TRUSTEE
Deborah Djeu	Vice	1-Year	Vice President, Chief	N/A	N/A
c/o Genworth Variable	President;	term	Compliance Officer and
Insurance Trust	Chief	Since 2008	AML Compliance Officer
2300 Contra Costa	Compliance		AssetMark Funds
Boulevard Ste 600	Officer;		(2008 – present); Vice
Pleasant Hill, CA 94523	AML		President, Chief
Year of birth: 1962	Compliance		Compliance Officer and
	Officer		AML Compliance
Officer, GFAM Funds
(2008 – present); Deputy
Chief Compliance
Officer, AssetMark
Funds (2007 – 2008);
Compliance Manager,
GE Money (2006 to
2007); Vice President,
Wells Fargo
Investments LLC
(2004 – 2006).
Danell J. Doty	Vice	1-Year	Vice President and	N/A	N/A
c/o Genworth Variable	President;	term	Treasurer, AssetMark
Insurance Trust	Treasurer	Since 2008	Funds (2008 – present);
2300 Contra Costa			Treasurer GFAM Funds
Boulevard Ste 600			(2008 – present) Director
Pleasant Hill, CA 94523			of Fund Administration
Year of birth: 1963			of GFWM (2008 –
present); Consultant to
Barclays Global
Investors (2007 – 2008);
Fund Chief Compliance
Officer, Barclays Global
Investors Funds, Master
Investment Portfolio,
iShares Trust and
iShares, Inc., Barclays
Global Investors (2004 –
2007), Head of Mutual
Fund Administrator,
Barclays Global
Investors (1999 – 2004).

Investment Advisor
Genworth Financial Wealth
Management, Inc.
2300 Contra Costa Blvd.,
Suite 600
Pleasant Hill, CA 94523

Legal Counsel
Stradley Ronon Stevens &
Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Independent Registered
Public Accounting Firm
KPMG LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202

Transfer Agent, Fund
Accountant and Fund
Administrator
U.S. Bancorp Fund
Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.	This document must be
1555 North RiverCenter Drive,	preceded or accompanied by a
Suite 302	free prospectus. Investors should
Milwaukee, WI 53212	consider the Fund’s investment
objectives, risks, charges and
expenses carefully before
Distributor	investing. The prospectus
Capital Brokerage Corporation	contains this and other
6620 West Broad Street	important information about
Building 2	the Fund. Please read the
Richmond, VA 23230	prospectus carefully before you
invest or send money.

Item 2. Code of Ethics.

As of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  During the period covered by the report, there were no: (i) amendments to the code of ethics that apply to the registrant’s principal executive officer or principal financial officer, or (ii) waivers (including implicit waivers) granted from the provisions of the code of ethics to the registrant’s principal executive officer or principal financial officer.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the registrant has determined that John A. Fibiger qualifies as an “audit committee financial expert” and is “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

For the fiscal year ended December 31, 2008, the registrant’s principal accountant billed the registrant $152,800 for professional services rendered for the audit of the registrant’s annual financial statements or services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements.

(b) Audit-Related Fees

None.

(c) Tax Fees

For the fiscal year ended December 31, 2008, the registrant’s principal accountant billed the registrant $27,000 for professional services rendered for tax compliance, tax advice and tax planning.

(d) All Other Fees

None.

(e)(1)
The registrant’s audit committee charter provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of auditors annually to audit and to provide their opinion on the registrant’s financial statements.  The audit committee charter also provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the auditor to provide other audit services to the registrant or to provide non-audit services to the registrant, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the engagement relates directly to the operations and financial reporting of the Trust.

(e)(2)
There were no services in paragraphs (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended December 31, 2008 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)
The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal year ended December 31, 2008 was $0.

(h)
The registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)
Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second Fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Genworth Variable Insurance Trust

By (Signature and Title)/s/ Carrie Hansen
    Carrie E. Hansen, Principal Executive Officer/President

Date  February 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Carrie Hansen
     Carrie E. Hansen, Principal Executive Officer/President

Date   February 17, 2009

By (Signature and Title) /s/ Danell Doty
     Danell J. Doty, Principal Financial Officer/Treasurer

Date   February 17, 2009